UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2015

Date of reporting period: April 30, 2014

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Money Market Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
COMMERCIAL PAPER (B) (C) — 39.7%
Albion Capital LLC
0.210%, 05/15/14	$1,093	$1,093
0.200%, 05/21/14	705	705
ASB Finance
0.215%, 05/23/14	1,000	1,000
0.220%, 07/16/14	1,315	1,314
Bank of New York Mellon
0.050%, 05/01/14	9,000	9,000
Bank of Tokyo-Mitsubishi UFJ NY
0.140%, 05/01/14	2,475	2,475
BNZ International Funding
0.220%, 06/13/14	1,000	1,000
0.217%, 07/07/14	5,795	5,793
Chariot Funding LLC
0.230%, 05/12/14 to 06/17/14	2,450	2,449
Coca-Cola
0.160%, 07/15/14	1,750	1,749
0.180%, 07/22/14	2,000	1,999
0.200%, 07/25/14	2,474	2,473
0.170%, 08/05/14	2,000	1,999
Commonwealth Bank of Australia
0.182%, 05/01/14 (A)	1,000	1,000
DNB Bank
0.220%, 05/14/14	5,000	5,000
0.225%, 08/18/14	700	700
0.235%, 09/02/14	600	599
Fairway Finance LLC
0.170%, 08/04/14	1,000	1,000
Google
0.140%, 08/14/14	405	405
Gotham Funding
0.150%, 05/20/14	2,000	2,000
Govco LLC
0.180%, 05/01/14	1,360	1,360
JPMorgan Securities LLC
0.260%, 09/02/14	170	170
0.240%, 09/29/14	115	115
0.230%, 10/20/14	1,300	1,299
Jupiter Securitization LLC
0.230%, 05/12/14 to 06/17/14	3,265	3,265
0.220%, 08/04/14 to 10/01/14	2,025	2,023
Liberty Street Funding LLC
0.130%, 05/09/14	277	277
Nestle Capital
0.160%, 10/03/14	3,000	2,998
Nestle Finance International
0.160%, 09/30/14	910	909
Nordea Bank
0.225%, 06/12/14 to 10/22/14	2,965	2,964
Old Line Funding LLC
0.230%, 05/27/14 to 08/25/14	9,640	9,634
0.240%, 09/12/14 to 10/01/14	1,940	1,938

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Procter & Gamble
0.140%, 06/10/14	$1,500	$1,500
Prudential Funding LLC
0.050%, 05/01/14	1,580	1,580
Skandinaviska Enskilda Banken
0.210%, 05/19/14	1,000	1,000
0.236%, 06/10/14	3,400	3,399
0.220%, 06/13/14	2,000	1,999
Svenska Handelsbanken
0.220%, 10/01/14	3,000	2,997
Thunder Bay Funding LLC
0.230%, 06/11/14	569	569
0.240%, 10/01/14	850	849
Toyota Credit Canada
0.210%, 06/09/14 to 06/10/14	3,170	3,169
Toyota Motor Credit
0.183%, 05/13/14 (A)	1,500	1,500
0.240%, 06/20/14	1,000	1,000
0.210%, 07/28/14	1,000	999
0.200%, 08/05/14 to 09/17/14	5,300	5,296
Victory Receivables
0.155%, 05/20/14	1,003	1,003
Westpac Securities NZ
0.225%, 05/05/14 to 05/06/14	4,000	4,000

Total Commercial Paper (Cost $101,565) ($ Thousands)		101,565

CERTIFICATES OF DEPOSIT — 20.6%
ANZ New Zealand International
0.278%, 05/02/14 (A)	1,840	1,840
Bank of Montreal IL
0.170%, 06/24/14	1,300	1,300
0.170%, 07/02/14	3,004	3,004
0.210%, 08/14/14	545	545
Bank of Nova Scotia
0.220%, 05/19/14	6,000	6,000
0.190%, 06/19/14	1,100	1,100
0.240%, 07/07/14	2,000	2,000
0.230%, 08/25/14	1,600	1,600
0.230%, 09/11/14	700	700
Bank of Tokyo-Mitsubishi UFJ NY
0.210%, 05/28/14	1,200	1,200
0.210%, 06/11/14	2,000	2,000
DNB Bank
0.230%, 10/02/14	300	300
JPMorgan Chase Bank
0.320%, 06/06/14	4,000	4,000
Nordea Bank Finland PLC
0.220%, 10/24/14	1,000	1,000

1	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Money Market Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Norinchukin Bank
0.100%, 05/01/14	$815	$815
Skandinaviska Enskilda Banken NY
0.230%, 07/02/14	1,000	1,000
0.230%, 07/03/14	900	900
Sumitomo Mitsui Banking
0.220%, 06/03/14	1,300	1,300
0.220%, 06/11/14	2,900	2,900
0.210%, 06/17/14	900	900
0.220%, 06/18/14	400	400
0.220%, 07/07/14	2,600	2,600
0.220%, 08/04/14	500	500
Svenska Handelsbanken NY
0.160%, 05/21/14	2,700	2,700
0.180%, 05/23/14	1,530	1,530
0.175%, 07/21/14	2,215	2,215
0.215%, 09/11/14	2,000	2,000
Toronto-Dominion Bank
0.200%, 08/04/14	575	575
Wells Fargo Bank
0.210%, 06/09/14	3,000	3,000
0.210%, 09/03/14	2,800	2,800

Total Certificates of Deposit (Cost $53,130) ($ Thousands)		52,724

TIME DEPOSITS — 10.4%
Citibank
0.080%, 05/01/14	10,615	10,615
Lloyds Bank PLC
0.070%, 05/01/14	12,000	12,000
U.S. Bank
0.080%, 05/01/14	3,930	3,930

Total Time Deposits (Cost $26,545) ($ Thousands)		26,545

U.S. GOVERNMENT AGENCY OBLIGATIONS (A) — 4.3%
FFCB
0.250%, 05/01/14	2,090	2,090
0.200%, 05/01/14	760	760
0.202%, 05/24/14	1,110	1,110
0.146%, 07/23/14	1,000	1,000
FFCB, Ser 1
0.230%, 05/01/14	350	350
0.133%, 05/14/14	4,095	4,095
FNMA
0.162%, 05/20/14	30	30
0.132%, 05/20/14	1,480	1,480

Total U.S. Government Agency Obligations (Cost $10,915) ($ Thousands)		10,915

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS (A) — 3.3%

Arizona — 0.2%
Pima County, Industrial Development Authority, RB
0.100%, 05/07/14	$600	$600

California — 0.2%
Sacramento, Municipal Utility District, Sub-Ser L, RB
0.100%, 05/01/14	585	585

Indiana — 0.2%
Indiana, Finance Authority, Ser F, RB
0.090%, 05/01/14	655	655

Iowa — 0.3%
Iowa State, Finance Authority, Ser C, RB
0.190%, 05/01/14	895	895
Iowa State, Finance Authority, Ser G, RB
0.190%, 05/01/14	30	30

		925

Massachusetts — 0.1%
Simmons College, Higher Education Authority, RB
0.100%, 05/01/14	205	205

Michigan — 0.4%
Kent, Hospital Finance Authority, Ser C, RB
0.090%, 05/07/14	1,085	1,085

Minnesota — 0.3%
Minnesota, Office of Higher Education, Ser A, RB
0.110%, 05/01/14	700	700

Missouri — 0.1%
St. Louis, Industrial Development Authority, Ser B, RB
0.120%, 05/07/14	260	260

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.080%, 05/07/14	190	190

New York — 0.2%
City of New York, Sub-Ser D-3, GO
0.050%, 05/01/14	485	485

2	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Money Market Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Ohio — 0.3%
Cleveland, Department of Public Utilities Division of Water, Ser Q, RB
0.070%, 05/01/14	$670	$670

Texas — 0.4%
Texas State, GO
0.080%, 05/06/14	90	90
Texas State, Ser A, GO
0.110%, 05/06/14	455	455
Texas State, Ser B, GO
0.100%, 05/01/14	375	375
Texas State, Ser B2, GO
0.100%, 05/07/14	100	100

		1,020

Utah — 0.1%
Utah State, Board of Regents, Ser A, RB
0.110%, 05/01/14	185	185

Wisconsin — 0.4%
Wisconsin State, Health & Educational Facilities Authority, RB
0.090%, 05/07/14	800	800
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
0.100%, 05/07/14	170	170

		970

Total Municipal Bonds (Cost $8,535) ($ Thousands)		8,535

CORPORATE OBLIGATIONS — 1.3%
Metropolitan Life Global Funding I
5.125%, 06/10/14	1,560	1,569
National Australia Bank (A)
1.179%, 07/08/14	405	406
0.730%, 07/08/14	300	301
Svenska Handelsbanken
4.875%, 06/10/14	825	829
Toronto-Dominion Bank
1.375%, 07/14/14	110	110

Total Corporate Obligations (Cost $2,809) ($ Thousands)		3,215

REPURCHASE AGREEMENTS (D) — 20.5%
Goldman Sachs
0.050%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $13,270,018 (collateralized by various FNMA obligations, ranging in par value $659,919 - $32,779,580, 1.928% - 4.731%, 04/01/18 - 09/01/41, with total market value $13,535,419)	13,270	13,270

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Goldman Sachs
0.050%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $15,000,021 (collateralized by various FNMA obligations, ranging in par value $361,677 - $39,570,586, 1.834% - 4.678%, 04/01/32 - 10/01/44, with total market value $15,300,022)	$15,000	$15,000
Mizuho
0.190% dated 04/30/14, to be repurchased on 05/01/14, repurchase price $5,965,031 (collateralized by various corporate obligations*, ranging in par value $2,000 - $3,990,600, 2.750% - 6.875%, 07/15/15 - 05/15/18, with total market value of $6,137,050)	5,965	5,965
RBC Capital
0.050%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $5,345,007 (collateralized by various FNMA obligations, ranging in par value $1,546,217 - $4,075,585, 3.000% - 3.500%, 09/01/28 - 08/01/33, with total market value $5,451,908)	5,345	5,345
RBC Capital
0.150% dated 04/29/14, to be repurchased on 05/06/14, repurchase price $2,935,086 (collateralized by various corporate obligations*, ranging in par value $41 - $1,400,540, 3.750% - 8.625%, 10/15/19 - 04/29/24, with total market value of $3,081,776)	2,935	2,935
TD Securities
0.110% dated 04/30/14, to be repurchased on 05/01/14, repurchase price $3,205,010 (collateralized by various corporate obligations*, ranging in par value $20,727 - $768,258, 0.085% - 3.125%, 04/14/14 - 08/02/17, with total market value of 3,365,261)	3,205	3,205

3	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Money Market Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Wells Fargo
0.290% dated 04/29/14, to be repurchased on 05/06/14, repurchase price $1,285,072 (collateralized by various corporate obligations*, ranging in par value $21 - $575,892, 1.424% - 6.875%, 09/22/16 - 01/15/24, with total market value of $1,349,272)	$1,285	$1,285
Wells Fargo
0.290% dated 04/24/14, to be repurchased on 05/01/14, repurchase price $1,090,061 (collateralized by various corporate obligations*, ranging in par value $342 - $1,017,653, 1.424% - 5.000%, 09/22/16 - 01/15/24, with total market value of 1,144,565)	1,090	1,090
Wells Fargo
0.180% dated 04/30/14, to be repurchased on 05/01/14, repurchase price $2,730,014 (collateralized by various corporate obligations*, ranging in par value $1,338 - $1,084,956, 1.969% - 4.750%, 11/20/14 - 03/15/24, with total market value of $2,866,929)	2,730	2,730
Wells Fargo
0.290% dated 04/28/14, to be repurchased on 05/05/14, repurchase price $1,740,098 (collateralized by various corporate obligations*, ranging in par value $965 - $1,061,592, 0.800% - 5.000%, 11/20/14 - 04/24/24, with total market value of 1,827,045)	1,740	1,740

Total Repurchase Agreements (Cost $52,565) ($ Thousands)		52,565

Total Investments — 100.0% (Cost $256,064) ($ Thousands) †		$256,064

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at March 31, 2014, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
Wells Fargo	Anheuser-Busch	0.800	07/15/15	$240
	Anheuser-Busch	1.500	07/14/15	15
	Bank Of New York	1.969	06/20/17	1,085
	Barclays Bank	5.000	09/22/16	5
	Barclays Bank	5.000	09/22/16	1
	Barclays Bank	5.000	09/22/16	331
	Barclays Bank	5.000	09/22/16	3
	BBVA	4.375	04/10/24	240
	BBVA	4.375	04/10/24	—
	Capital One	3.750	04/24/24	900
	Capital One	3.750	04/24/24	1,062
	Johns Hopkins Health System	1.424	05/15/18	1
	Johns Hopkins Health System	1.424	05/15/18	3
	Johns Hopkins Health System	1.424	05/15/18	50
	Johns Hopkins Health System	1.424	05/15/18	1
	Lincoln National	4.850	06/24/21	1,018
	Morgan Stanley	4.200	11/01/14	647
	Morgan Stanley	4.200	11/20/14	488
	Pride International	6.875	08/15/20	576
	Rowan Companies	4.750	01/15/24	15
	Rowan Companies	4.750	01/15/24	2
	Rowan Companies	4.750	01/15/24	—
	Rowan Companies	4.750	01/15/24	1
TD Securities	Australia New Zealand	2.400	11/23/16	61
	Bank Of Nova Scotia	1.750	03/22/17	301
	Bank Of Nova Scotia	1.650	10/29/15	1,618
	Caisse Cenrale Desjardins	2.550	03/24/17	475
	HSBC Bank	3.100	05/24/16	21
	Royal Bank	3.125	04/14/15	768
	Unilever Cap	0.850	08/02/17	22
	Westpac Banking	1.375	07/17/15	21
RBC Capital	Glencore Funding	4.625	04/29/24	229
	ING	5.500	07/15/22	1,401
	Lorillard Tobacco	3.750	05/20/23	420
	Lorillard Tobacco	6.875	05/01/20	495
	Nabors	5.100	09/15/23	57
	Plains Exploration & Production	8.625	10/15/19	—
	PNC	4.375	08/11/20	176
Mizuho	Cigna	2.750	11/15/16	1
	Dominion Resources	5.150	07/15/15	2
	Magellan Midstream	5.650	10/15/16	3
	Morgan Stanley	4.000	07/24/15	682
	Pioneer Natural Resources	6.875	05/01/18	200

Percentages are based on Net Assets of $256,108 ($ Thousands)

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

4	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Money Market Fund

April 30, 2014

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2014, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of April 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2014, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

5	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Government Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 47.0%
FFCB
0.350%, 05/01/14 (A)	$4,280	$4,286
0.280%, 05/01/14	890	891
0.250%, 05/01/14	5,439	5,439
0.240%, 05/01/14 (A)	1,955	1,956
0.220%, 05/01/14 (A)	7,689	7,688
0.210%, 05/01/14 (A)	1,710	1,710
0.200%, 05/01/14 (A)	13,480	13,479
0.152%, 05/01/14 to 05/26/14 (A)	5,720	5,721
0.150%, 05/01/14(A)	7,110	7,110
0.177%, 05/02/14(A)	1,750	1,751
0.131%, 05/03/14(A)	4,000	4,000
0.183%, 05/06/14 to 05/13/14 (A)	660	660
0.153%, 05/08/14(A)	706	706
0.123%, 05/12/14(A)	14,875	14,874
0.191%, 05/17/14(A)	4,525	4,528
0.182%, 05/18/14 to 05/29/14 (A)	4,425	4,428
0.242%, 05/19/14(A)	8,960	8,978
0.162%, 05/19/14(A)	110	110
0.152%, 05/19/14 to 05/20/14 (A)	11,330	11,331
0.222%, 05/20/14(A)	1,580	1,582
0.112%, 05/20/14(A)	10,260	10,260
0.177%, 05/22/14(A)	2,979	2,981
0.172%, 05/23/14(A)	3,435	3,436
0.182%, 05/26/14(A)	6,315	6,319
0.182%, 05/26/14(A)	175	175
0.162%, 05/27/14 to 05/27/14 (A)	715	715
0.146%, 07/23/14(A)	19,000	19,000
3.000%, 09/22/14	1,627	1,645
0.550%, 10/02/14	170	170
0.260%, 10/23/14	3,880	3,882
4.550%, 11/10/14	1,905	1,949
1.625%, 11/19/14	3,862	3,894
0.270%, 11/19/14	170	170
4.480%, 11/20/14	1,333	1,365
0.280%, 12/11/14	895	896
0.250%, 11/28/14	620	620
0.250%, 12/24/14	4,730	4,734
0.170%, 12/24/14	4,150	4,151
0.180%, 01/06/15	5,705	5,706
2.050%, 02/18/15	204	207
FFCB DN (B)
0.090%, 06/19/14	4,000	4,000
0.140%, 11/17/14	4,000	3,997
0.100%, 01/20/15	7,380	7,375
FFCB, Ser 1 (A)
0.230%, 05/01/14	1,185	1,185
0.133%, 05/14/14	15,250	15,249
FHLB
0.240%, 05/01/14 (A)	325	325
0.125%, 05/20/14 to 01/23/15	33,620	33,620
0.132%, 05/25/14 (A)	15,635	15,636
1.375%, 05/28/14 to 09/12/14	10,665	10,684
0.100%, 05/29/14 to 01/23/15	58,055	58,053
0.130%, 06/11/14 to 11/03/14	32,420	32,419
0.375%, 06/12/14	20,000	20,005
5.375%, 06/13/14	2,825	2,842

Description	Face Amount ($ Thousands)	Value ($ Thousands)
4.875%, 06/13/14	$165	$166
5.250%, 06/18/14 to 09/12/14	16,350	16,461
0.110%, 07/15/14 to 01/07/15	16,195	16,194
0.170%, 07/23/14 to 01/15/15	23,780	23,780
0.190%, 07/25/14	1,200	1,200
0.120%, 08/12/14 to 01/08/15	35,285	35,283
5.500%, 08/13/14	5,925	6,015
1.250%, 08/28/14	2,060	2,068
3.250%, 09/12/14	2,080	2,104
0.080%, 09/12/14	5,000	4,999
0.230%, 10/08/14	835	835
0.140%, 10/16/14 to 02/18/15	33,220	33,221
1.000%, 10/17/14	1,135	1,140
4.750%, 11/14/14 to 12/12/14	435	447
4.500%, 11/14/14	220	225
2.700%, 11/18/14	85	86
0.160%, 11/21/14	1,650	1,650
2.750%, 12/12/14 to 03/13/15	3,815	3,878
0.875%, 12/12/14	2,250	2,260
0.200%, 12/18/14	615	615
0.250%, 01/16/15 to 02/20/15	3,150	3,153
4.125%, 03/13/15	130	134
3.500%, 03/13/15	205	211
0.150%, 03/17/15	735	735
FHLB DN (B)
0.135%, 06/06/14	14,005	14,003
0.138%, 06/18/14	10,000	9,998
FNMA
0.420%, 05/01/14 (A)	1,720	1,724
2.500%, 05/15/14	9,423	9,432
1.000%, 05/16/14	2,450	2,451
0.162%, 05/20/14 (A)	1,426	1,426
0.132%, 05/20/14 (A)	7,830	7,830
0.122%, 05/27/14 (A)	25,000	24,995
1.125%, 06/27/14	13,808	13,830
0.875%, 08/28/14	9,593	9,617
3.000%, 09/16/14	3,831	3,873
4.625%, 10/15/14	34,469	35,176
0.625%, 10/30/14	11,622	11,651
1.150%, 11/18/14	1,600	1,609
2.625%, 11/20/14	9,670	9,804
0.750%, 12/19/14	16,779	16,844
4.000%, 02/19/15	515	531
0.375%, 03/16/15	3,701	3,709
FHLMC DN
0.130%, 05/30/14 (B)	9,000	8,999
0.140%, 10/29/14 (B)	289	289
FHLMC
0.132%, 05/16/14 (A)	10,125	10,126
5.000%, 07/15/14	12,004	12,125
3.000%, 07/28/14	11,278	11,356
1.000%, 07/30/14 to 08/27/14	47,687	47,813
0.500%, 09/19/14	9,520	9,534
0.750%, 09/22/14 to 11/25/14	26,360	26,444
0.320%, 12/03/14	6,385	6,392
0.350%, 12/05/14 to 03/18/15	6,995	7,006
0.625%, 12/29/14	4,548	4,563
4.500%, 01/15/15	717	739
2.875%, 02/09/15	897	916
FHLMC MTN
0.375%, 08/28/14	13,684	13,695
5.000%, 10/27/14 to 11/13/14	3,665	3,754

1	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Government Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.305%, 01/02/15	$610	$611

Total U.S. Government Agency Obligations (Cost $878,618) ($ Thousands)		878,618

REPURCHASE AGREEMENTS (C) — 49.6%
Bank of Montreal
0.050%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price 250,000,347 (collateralized by various FNMA obligations*, ranging in par value $100,000 - $56,758,300, 0.000% - 3.125%, 10/01/14 - 02/15/42, with total market value of $255,000,365)	250,000	250,000
Bank of Nova Scotia
0.050%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $215,000,299 (collateralized by U.S. Treasury Notes, ranging in par value $12,504,700 - $31,106,600, 0.250% - 6.250%, 01/15/15 - 02/15/25, with total market value of $219,300,384)	215,000	215,000
Barclays Capital
0.040%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $125,000,139 (collateralized by U.S. Treasury Notes, ranging in par value $45,118,500 - $80,025,600, 0.125% - 0.625%, 01/15/22 - 01/15/24, with total market value of $127,500,196)	125,000	125,000
Citibank
0.040%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $60,000,067 (collateralized by U.S. Treasury Notes, ranging in par value $26,300 - $18,642,800, 0.250% - 2.000%, 06/15/14 - 11/30/20, with total market value of $61,200,124)	60,000	60,000
Goldman Sachs
0.050%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $75,000,104 (collateralized by various FNMA obligations, ranging in par value $22,000 - $10,899,000, 0.000% - 6.750%, 08/28/14 - 08/08/35, with total market value $76,500,107)	75,000	75,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Goldman Sachs
0.050%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $89,000,124 (collateralized by various FNMA obligations, ranging in par value $5,228,477 - $33,510,120, 0.000% - 6.750%, 07/28/14 - 07/15/32, with total market value $90,780,829)	$89,000	$89,000
Wells Fargo
0.050%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $113,000,157 (collateralized by U.S. Treasury Notes, ranging in par value $315,000 - $50,831,900, 1.500% - 11.250%, 06/30/14 - 12/31/18, with total market value of $115,260,188)	113,000	113,000

Total Repurchase Agreements (Cost $927,000) ($ Thousands)		927,000

Total Investments — 96.6% (Cost $1,805,618)($ Thousands) †		$1,805,618

Percentages are based on Net Assets of $1,868,424 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2014, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of April 30, 2014, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Government II Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 86.8%
FFCB
0.350%, 05/01/14 (A)	$3,060	$3,064
0.300%, 05/01/14 (A)	595	596
0.280%, 05/01/14 to 12/11/14 (A)	615	615
0.250%, 05/01/14 (A)	6,381	6,381
0.240%, 05/01/14 (A)	2,145	2,146
0.220%, 05/01/14 (A)	6,926	6,925
0.210%, 05/01/14 (A)	1,580	1,580
0.200%, 05/01/14 (A)	11,070	11,069
0.152%, 05/01/14 to 05/26/14 (A)	4,565	4,566
0.150%, 05/01/14 (A)	4,905	4,905
0.137%, 05/01/14 (A)	7,210	7,211
0.176%, 05/02/14 (A)	1,250	1,251
0.151%, 05/03/14 (A)	800	800
0.131%, 05/03/14 (A)	5,000	4,999
0.183%, 05/06/14 to 05/13/14 (A)	1,570	1,571
0.153%, 05/08/14 to 05/14/14 (A)	2,080	2,081
0.150%, 05/10/14 (A)	1,000	1,000
0.123%, 05/12/14 (A)	14,835	14,834
0.220%, 05/13/14	315	315
0.320%, 05/16/14	1,030	1,030
0.191%, 05/17/14 (A)	3,658	3,660
0.182%, 05/18/14 to 05/20/14 (A)	6,770	6,775
0.242%, 05/19/14 (A)	6,840	6,853
0.162%, 05/19/14 (A)	90	90
0.152%, 05/19/14 to 05/20/14 (A)	8,075	8,076
0.222%, 05/20/14 (A)	1,185	1,187
0.177%, 05/20/14 to 05/22/14 (A)	2,479	2,480
0.112%, 05/20/14 (A)	7,325	7,325
0.172%, 05/22/14 (A)	2,240	2,241
0.172%, 05/23/14 (A)	3,054	3,055
0.202%, 05/26/14 (A)	1,460	1,461
0.182%, 05/26/14 to 05/26/14 (A)	4,665	4,668
0.167%, 05/27/14 (A)	4,020	4,022
0.162%, 05/27/14 to 05/27/14 (A)	984	984
0.122%, 05/27/14 (A)	1,925	1,925
0.182%, 05/29/14 (A)	2,960	2,961
0.080%, 06/04/14 (B)	9,925	9,924
3.170%, 06/23/14	190	191
0.190%, 07/15/14	480	480
0.300%, 07/18/14	185	185
0.146%, 07/23/14 (A)	1,000	1,000
0.250%, 07/28/14	3,995	3,997
0.220%, 08/28/14	510	510
3.000%, 09/22/14	1,663	1,682
0.550%, 10/02/14	140	140

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.220%, 10/15/14	$350	$350
0.250%, 11/14/14	200	200
1.625%, 11/19/14	5,516	5,561
0.270%, 11/19/14	140	140
0.250%, 11/28/14	485	485
4.480%, 11/20/14	200	205
0.280%, 12/11/14	710	711
0.250%, 12/24/14	325	325
0.170%, 12/24/14	3,450	3,451
2.050%, 02/18/15	133	135
FFCB DN (B)
0.039%, 05/16/14	11,360	11,360
0.040%, 05/21/14 to 06/06/14	19,040	19,040
0.030%, 05/22/14	4,670	4,670
0.090%, 06/19/14	40,000	39,995
0.120%, 10/17/14	17,345	17,335
0.140%, 11/17/14	4,000	3,997
0.135%, 12/24/14	4,945	4,941
0.100%, 01/20/15	4,825	4,822
FFCB, Ser 1
0.230%, 05/01/14 (A)	1,095	1,095
0.133%, 05/14/14 (A)	16,340	16,339
FHLB
0.240%, 05/01/14 (A)	360	360
0.150%, 05/01/14	16,700	16,700
1.500%, 05/15/14	4,000	4,002
0.140%, 05/20/14 to 02/18/15	30,975	30,976
0.125%, 05/20/14 to 01/23/15	51,150	51,152
0.120%, 05/21/14 to 01/08/15	53,375	53,373
0.100%, 05/22/14 to 01/23/15	32,850	32,849
0.375%, 05/23/14	1,040	1,040
0.132%, 05/25/14 (A)	8,000	8,001
1.375%, 05/28/14 to 09/12/14	73,110	73,183
0.130%, 06/11/14 to 11/03/14	20,205	20,204
5.375%, 06/13/14	10,205	10,268
4.875%, 06/13/14	175	176
2.500%, 06/13/14	7,580	7,601
5.250%, 06/18/14 to 09/12/14	30,715	30,924
0.190%, 06/26/14 to 07/25/14	1,230	1,230
0.110%, 07/15/14 to 01/07/15	16,400	16,400
0.180%, 08/05/14 to 01/09/15	615	615
5.500%, 08/13/14	4,770	4,843
0.170%, 08/22/14 to 01/15/15	18,055	18,057
1.250%, 08/28/14	1,705	1,711
0.090%, 08/28/14 to 01/16/15	7,640	7,639
3.250%, 09/12/14	660	668
0.400%, 09/30/14	675	676
0.225%, 10/01/14	5,200	5,202
0.230%, 10/08/14	725	725
1.000%, 10/17/14	865	869
4.750%, 11/14/14	145	149
4.500%, 11/14/14 to 02/18/15	265	273
2.700%, 11/18/14	70	71
2.750%, 12/12/14	1,140	1,158
0.875%, 12/12/14	520	522
0.250%, 01/16/15	1,035	1,036
2.750%, 03/13/15	240	245
3.500%, 03/13/15	130	134
0.150%, 03/17/15	480	480
FHLB DN (B)
0.050%, 05/21/14	18,885	18,885

1	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Government II Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.070%, 06/04/14	$10,105	$10,104
0.040%, 05/23/14 to 07/02/14	201,170	201,168
0.049%, 05/28/14	32,868	32,867
0.135%, 06/06/14	11,355	11,354
0.125%, 06/18/14	12,975	12,973
0.075%, 06/20/14	10,000	9,999
Tennessee Valley Authority DN (B)
0.030%, 05/01/14	1,910	1,910
0.040%, 05/08/14	15,055	15,055
0.050%, 05/15/14	41,485	41,484

Total U.S. Government Agency Obligations (Cost $1,047,279) ($ Thousands)		1,047,279

U.S. TREASURY OBLIGATIONS — 17.2%
U.S. Treasury Bills (B)
0.019%, 05/01/14	20,970	20,970
0.030%, 05/08/14 to 05/15/14	21,275	21,275
0.025%, 05/29/14	4,555	4,555
U.S. Treasury Notes
4.750%, 05/15/14	103,231	103,419
1.000%, 05/15/14	7,765	7,768
0.250%, 05/31/14	22,417	22,421
2.250%, 05/31/14	22,165	22,206
0.500%, 10/15/14	4,800	4,808

Total U.S. Treasury Obligations (Cost $207,422) ($ Thousands)		207,422

Total Investments — 104.0% (Cost $1,254,701)($ Thousands) †		$1,254,701

Percentages are based on Net Assets of $1,206,409 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2014, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of April 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
COMMERCIAL PAPER (C) (D) — 40.5%
Albion Capital LLC
0.210%, 05/15/14	$17,226	$17,225
0.200%, 05/21/14	18,745	18,743
0.160%, 05/27/14	8,520	8,519
ASB Finance
0.215%, 05/23/14	43,000	42,994
0.200%, 07/03/14	19,495	19,488
0.220%, 07/16/14	23,685	23,674
Bank of New York Mellon
0.050%, 05/01/14	89,000	89,000
Bank of Nova Scotia
0.230%, 07/01/14	12,000	11,995
0.180%, 08/05/14	13,500	13,493
Bank of Tokyo-Mitsubishi UFJ NY
0.190%, 05/14/14	10,000	9,999
0.210%, 08/08/14	11,875	11,868
BNZ International Funding
0.227%, 06/13/14	15,140	15,136
0.220%, 07/07/14	31,250	31,237
Chariot Funding LLC
0.230%, 06/16/14	7,420	7,418
Coca-Cola
0.160%, 07/15/14	13,197	13,193
0.140%, 07/16/14	15,000	14,996
0.180%, 07/22/14 to 10/14/14	28,000	27,980
0.200%, 07/25/14	43,721	43,700
0.170%, 08/05/14 to 09/17/14	39,400	39,377
Commonwealth Bank of Australia
0.182%, 05/01/14 (A)	18,000	18,000
0.170%, 06/30/14	25,000	24,993
DNB Bank
0.220%, 05/13/14 to 05/14/14	55,000	54,996
0.225%, 08/18/14	19,300	19,287
0.235%, 08/26/14 to 09/08/14	38,800	38,768
Fairway Finance LLC
0.210%, 05/05/14	5,000	5,000
0.170%, 08/04/14	15,000	14,993
Google
0.140%, 08/14/14	6,810	6,807
Gotham Funding
0.150%, 05/20/14	29,000	28,998
Govco LLC
0.180%, 05/01/14	21,080	21,080
JPMorgan Securities LLC
0.200%, 07/16/14	20,500	20,491
0.250%, 09/02/14	5,780	5,775
0.230%, 09/15/14 to 10/20/14	45,605	45,558
0.240%, 09/29/14	1,885	1,883
Jupiter Securitization LLC
0.230%, 06/17/14 to 07/07/14	35,095	35,081

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.220%, 08/04/14 to 10/01/14	$32,550	$32,526
Liberty Street Funding LLC
0.130%, 05/09/14	4,973	4,973
Manhattan Asset Funding LLC
0.180%, 05/07/14	5,875	5,875
0.160%, 05/16/14 to 05/19/14	29,000	28,998
0.170%, 05/30/14 to 06/04/14	57,000	56,991
Nestle Capital
0.160%, 10/03/14	32,000	31,978
Nestle Finance International
0.130%, 08/22/14	8,130	8,127
0.160%, 09/30/14	63,310	63,267
Nordea Bank
0.220%, 05/02/14 to 06/04/14	20,080	20,077
0.225%, 06/12/14 to 07/02/14	81,000	80,972
Old Line Funding LLC
0.230%, 05/02/14 to 08/25/14	153,780	153,724
0.240%, 09/23/14	18,000	17,983
0.236%, 09/25/14	16,035	16,020
Procter & Gamble
0.140%, 06/10/14	20,100	20,097
Prudential Funding LLC
0.050%, 05/01/14	28,740	28,740
Skandinaviska Enskilda Banken
0.237%, 06/10/14	50,000	49,987
Svenska Handelsbanken
0.220%, 10/01/14	10,000	9,991
Thunder Bay Funding LLC
0.230%, 05/19/14 to 06/11/14	20,157	20,151
0.220%, 09/12/14 to 09/22/14	7,527	7,521
0.240%, 10/01/14 to 10/09/14	28,120	28,091
Toyota Credit Canada
0.210%, 05/12/14 to 06/10/14	69,185	69,172
Toyota Motor Credit
0.183%, 05/13/14 (A)	32,500	32,500
0.230%, 06/24/14 to 06/26/14	27,627	27,617
0.200%, 08/28/14 to 09/17/14	57,000	56,960
0.210%, 10/27/14	29,700	29,669
Victory Receivables
0.155%, 05/20/14	17,993	17,992
Westpac Securities NZ
0.225%, 05/06/14	67,000	66,998
Working Capital Management
0.123%, 05/01/14	20,210	20,210
0.126%, 05/05/14	10,910	10,910
0.120%, 05/06/14	10,135	10,135

Total Commercial Paper (Cost $1,829,997) ($ Thousands)		1,829,997

CERTIFICATES OF DEPOSIT — 32.3%
ANZ New Zealand International
0.278%, 05/02/14 (A)	28,645	28,645

1	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Bank of Montreal
0.210%, 05/27/14	$30,000	$30,001
0.170%, 06/04/14	47,550	47,550
0.170%, 06/18/14	20,000	20,000
0.170%, 06/24/14	6,000	6,000
0.170%, 07/02/14	48,112	48,113
0.210%, 08/14/14	59,480	59,480
Bank of Nova Scotia
0.250%, 06/26/14	20,000	20,000
0.230%, 08/25/14	56,000	56,000
0.230%, 09/08/14	44,800	44,800
0.230%, 09/11/14	37,000	37,000
0.220%, 11/10/14	35,000	35,000
Bank of Tokyo-Mitsubishi UFJ NY
0.390%, 05/13/14	1,250	1,250
0.200%, 06/10/14	14,000	14,000
0.210%, 06/11/14	35,300	35,300
0.210%, 06/18/14	43,000	43,000
0.200%, 07/16/14	9,000	9,000
DNB Bank
0.230%, 10/02/14	33,500	33,500
JPMorgan Chase Bank
0.320%, 06/06/14	13,000	13,001
Mizuho Bank
0.220%, 05/13/14	47,000	47,001
0.150%, 05/16/14	34,000	34,000
0.220%, 05/21/14	35,000	35,001
Nordea Bank Finland PLC
0.205%, 06/02/14	12,840	12,841
0.150%, 07/11/14	78,495	78,493
0.220%, 10/24/14	24,000	23,999
Norinchukin Bank
0.100%, 05/05/14	24,000	24,000
0.100%, 05/06/14	115,400	115,400
Skandinaviska Enskilda Banken NY
0.230%, 07/08/14	40,000	40,000
0.230%, 07/09/14	40,000	40,000
Sumitomo Mitsui Banking
0.220%, 06/03/14	15,000	15,000
0.220%, 06/11/14	19,000	19,000
0.220%, 06/18/14	8,000	8,000
0.220%, 07/07/14	10,000	10,000
0.220%, 07/18/14	28,000	28,000
0.220%, 07/25/14	24,700	24,700
0.220%, 08/04/14	17,700	17,700
0.220%, 08/25/14	16,000	16,000
Svenska Handelsbanken NY
0.160%, 05/21/14	15,690	15,690
0.215%, 07/07/14	3,325	3,325
0.170%, 07/18/14	1,035	1,035
0.215%, 09/11/14	54,800	54,800

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Toronto-Dominion Bank
0.200%, 06/03/14	$36,600	$36,600
0.160%, 06/19/14	39,900	39,900
0.185%, 07/30/14	32,700	32,702
0.200%, 08/04/14	18,840	18,840
Wells Fargo Bank
0.172%, 05/01/14 (A)	13,000	13,000
0.200%, 05/27/14 (A)	40,550	40,550
0.210%, 08/12/14	30,200	30,200

Total Certificates of Deposit (Cost $1,458,259) ($ Thousands)		1,457,417

TIME DEPOSITS — 10.5%
Citibank
0.080%, 05/01/14	106,605	106,605
0.060%, 05/01/14	60,565	60,565
Lloyds Bank Plc
0.070%, 05/01/14	230,000	230,000
Svenska Handelsbanken NY
0.155%, 07/14/14	5,000	5,000
U.S. Bank
0.080%, 05/01/14	71,415	71,415

Total Time Deposits (Cost $473,585) ($ Thousands)		473,585

MUNICIPAL BONDS (A) — 2.2%

Arizona — 0.1%
Pima County, Industrial Development Authority, RB
0.100%, 05/07/14	4,800	4,800

California — 0.1%
Sacramento, Municipal Utility District, Sub-Ser L, RB
0.100%, 05/01/14	4,750	4,750

Colorado — 0.1%
Colorado State, Housing & Finance Authority, Ser A1, RB
0.120%, 05/07/14	900	900
0.080%, 05/07/14	2,365	2,365
Colorado State, Housing & Finance Authority, Ser C1, RB
0.110%, 05/07/14	900	900

		4,165

Illinois — 0.0%
University of Illinois, Higher Education Authority, Ser S, RB
0.100%, 05/01/14	1,300	1,300

2	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Indiana — 0.2%
Indiana, Finance Authority, Ser F, RB
0.090%, 05/01/14	$8,280	$8,280

Iowa — 0.2%
Iowa State, Finance Authority, Ser B, RB
0.120%, 05/01/14	800	800
Iowa State, Finance Authority, Ser C, RB
0.190%, 05/01/14	5,760	5,760
Iowa State, Finance Authority, Ser G, RB
0.190%, 05/01/14	145	145
Iowa State, Finance Authority, Ser M, RB
0.120%, 05/01/14	550	550

		7,255

Massachusetts — 0.0%
Simmons College, Higher Education Authority, RB
0.100%, 05/01/14	2,540	2,540

Michigan — 0.3%
Kent, Hospital Finance Authority, Ser C, RB
0.090%, 05/07/14	16,180	16,180

Missouri — 0.1%
St. Louis, Industrial Development Authority, Ser B, RB
0.120%, 05/07/14	3,940	3,940

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.080%, 05/07/14	2,945	2,945

New York — 0.1%
City of New York, Sub-Ser D-3, GO
0.050%, 05/01/14	5,765	5,765

Ohio — 0.1%
Cleveland, Department of Public Utilities Division of Water, Ser Q, RB
0.070%, 05/01/14	5,425	5,425

Texas — 0.4%
Texas State, GO
0.110%, 05/06/14	3,945	3,945
0.080%, 05/06/14	3,610	3,610

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Texas State, Ser A, GO
0.110%, 05/06/14	$3,600	$3,600
Texas State, Ser B, GO
0.100%, 05/01/14	5,710	5,710
Texas State, Ser B2, GO
0.100%, 05/07/14	1,000	1,000

		17,865

Utah — 0.1%
Utah State, Board of Regents Ser A, RB
0.110%, 05/01/14	3,035	3,035

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, RB
0.090%, 05/07/14	8,300	8,300
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
0.100%, 05/07/14	2,595	2,595
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.100%, 05/01/14	915	915

		11,810

Total Municipal Bonds (Cost $100,055) ($ Thousands)		100,055

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
FFCB
0.200%, 05/01/14 (A)	13,390	13,389
FFCB, Ser 1
0.230%, 05/01/14 (A)	2,850	2,850
0.133%, 05/14/14 (A)	37,015	37,013
FHLB
0.120%, 05/27/14	8,500	8,500
FNMA
0.162%, 05/20/14 (A)	190	190
0.132%, 05/20/14 (A)	18,235	18,235

Total U.S. Government Agency Obligations (Cost $80,177) ($ Thousands)		80,177

CORPORATE OBLIGATIONS — 0.2%
Commonwealth Bank of Australia MTN
3.750%, 10/15/14 (B)	1,220	1,240
National Australia Bank
1.179%, 05/07/14 (A)	840	842

3	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Toronto-Dominion Bank
1.375%, 07/14/14	$4,746	$4,757

Total Corporate Obligations (Cost $5,997) ($ Thousands)		6,839

REPURCHASE AGREEMENTS (E) — 10.5%
Goldman Sachs
0.050%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $53,000,074 (collateralized by various FNMA and FMAC, ranging in par value $4,792,893 - $16,533,244, 2.500% - 4.000%, 01/01/28 - 11/01/42, with total market value of $54,060,076)	53,000	53,000
Goldman Sachs
0.050%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $97,980,136 (collateralized by various FNMA and FMAC, ranging in par value $11,279,305 - $32,662,679, 3.000% - 6.000%, 10/01/31 - 04/01/44, with total market value of $99,939,739)	97,980	97,980
RBC Capital
0.150%, dated 04/29/14, to be repurchased on 05/06/14, repurchase price $52,806,540 (collateralized by various corporate obligations*, ranging in par value $395 - $7,550,000, 0.426% - 7.875%, 05/15/14 - 04/29/24, with total market value $55,445,712)	52,805	52,805
RBC Capital
0.050%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $97,180,135 (collateralized by various FNMA, FMAC and GNMA, ranging in par value $1,000 - $16,407,810, 1.625% - 4.930%, 03/01/29 - 05/01/44, with total market value of $99,123,738)	97,180	97,180

Description	Face Amount ($ Thousands)	Value ($ Thousands)
TD Securities
0.110%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $58,310,178 (collateralized by various corporate obligations*, ranging in par value $40,000 - $9,381,129, 0.900% - 8.750%, 11/07/14 - 02/15/21, with total market value $61,225,687)	$58,310	$58,310
Wells Fargo
0.290%, dated 04/29/14, to be repurchased on 05/06/14, repurchase price $23,101,303 (collateralized by various corporate obligations*, ranging in par value $951,172 - $5,450,000, 1.350% - 7.250%, 02/15/17 - 02/15/24, with total market value $24,255,392)	23,100	23,100
Wells Fargo
0.290%, dated 04/24/14, to be repurchased on 05/01/14, repurchase price $19,661,109 (collateralized by various corporate obligations*, ranging in par value $504 - $4,871,734, 0.000% - 7.250%, 06/26/15 - 04/24/24, with total market value $20,644,165)	19,660	19,660
Wells Fargo
0.180%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $42,555,213 (collateralized by various corporate obligations*, ranging in par value $3,000 - $4,137,999, 0.700% - 8.750%, 05/13/14 - 04/15/24, with total market value $44,688,783)	42,555	42,555

4	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo
0.290%, dated 04/28/14, to be repurchased on 05/05/14, repurchase price $31,501,776 (collateralized by various corporate obligations*, ranging in par value $1,000 - $7,485,659, 1.107% - 6.950%, 05/15/14 - 02/15/24, with total market value $33,075,800)	$31,500	$31,500

Total Repurchase Agreements (Cost $476,090) ($ Thousands)		476,090

Total Investments — 98.0% (Cost $4,424,160)($ Thousands) †		$4,424,160

*	A summary of the corproate obligations used to collateralize repurchase agreements entered into by the Fund at April 30, 2014, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
Goldman Sanchs	Australia New Zealand	1.000 - 2.400%	10/06/15 -11/23/16	$2,318 - 3,016
	Bank Of Nova Scotia	1.250 - 1.750	11/07/14 -03/22/17	840 - 4,325
	Canadian Imperial Bank	0.900 - 2.750	12/31/14 - 01/27/16	679 - 2,100
	Comcast	5.700	05/15/18	9,381
	Directv	4.600	02/15/21	6,000
	HSBC	3.100	05/24/16	3,016
	National Australia Bank	2.000	06/20/17	560
	National Australia Bank	1.250	03/08/19	1,500
	National Bank of Canada	2.200	10/19/26	40
	Province of Nova Scotia	8.750	04/01/22	5,252
	Royal Bank	1.200	09/19/17	242
	Royal Bank	3.125	04/14/15	4,012
	Westpac	1.375	07/17/15	1,069
	Westpac	1.375	05/30/18	1,867
RBC Capital	Alexandria Real Estate	3.900	06/15/23	2,248
	Anglo American Capital	4.125	04/15/21	2,883
	AT&T	3.900	03/11/24	365
	BB&T	2.300	10/15/18	4,586
	Cantor	7.875	10/15/19	932
	Citigroup	3.500	05/15/23	275
	EQT	4.875	11/15/21	7,419
	Ericsson	4.125	05/15/22	4,044
	Glencore Funding	4.625	04/29/24	1,284
	Goldman Sachs Group	3.600	12/15/14	10
	Health Care	4.500	01/15/24	40
	HSBC Financial	4.250	10/15/14	15
	HSBC Financial	2.000	05/15/14	100
	JB Hunt Transport Services	2.400	03/15/19	1,384
	John Hancock	3.500	05/15/14	12
	Lyondellbasell Industries	6.000	11/15/21	88
	Lyondellbasell Industries	3.750	05/20/23	742
	Merck	0.425	05/18/16	3,300
	Morgan Stanley	3.237	03/30/19	1
	Morgan Stanley	4.100	05/22/23	4,185
	Morgan Stanley	3.502	03/01/16	10
	Morgan Stanley	6.625	04/01/18	—
	Nabors Industries Inc.	5.100	09/15/23	424
	National Rural	5.150	11/15/14	12
	Nationwide Building	4.650	02/25/15	788
	Oneok Partners	5.000	09/15/23	30
	O’Rielly Automotive	4.875	01/14/21	7,550
	Petroleos Mexicanos Guaranteed Notes	4.875	03/15/15	286
	Plains Exploration & Production Co.	8.625	10/15/19	1
	Province Of Manitoba	1.125	06/01/18	57
	Province of Ontario CA	1.600	09/21/16	3,300
	Reinsurance Group Of America	4.700	09/15/23	2,537
	Reynolds American Inc.	1.050	10/30/15	1,799
	State Street	3.700	11/20/23	485
	Ventas Realty Limited Partnership	4.750	06/01/21	1,395

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
Wells Fargo	Abbvie	1.200%	11/06/15	$103
	Abbvie	1.200	11/06/15	165
	AFLAC	2.650	02/15/17	25
	Amazon	0.650	11/27/15	2,140
	American Express Co.	1.750	06/12/15	1,477
	Anadarka	6.950	06/15/19	227
	Apache	5.625	01/15/17	42
	Bank of New York Mellon	1.969	06/20/17	50
	Barclays	5.000	09/22/16	1,265
	Barclays Bank	5.000	09/22/16	1,137
	BB&T	1.450	10/03/16	15
	BB&T	1.450	10/03/16	3
	Bear Stearns	4.650	07/02/18	20
	BHP Billiton	1.125	11/21/14	10
	BP Capital	2.245	11/01/16	6
	BP Capital	3.245	05/06/22	96
	Camden Property Trust	4.250	01/15/24	1,637
	Camden Property Trust	2.950	12/15/22	1,400
	Capital One	3.750	04/24/24	926
	Cardinal Health	1.900	06/15/17	10
	Celulosa Arauco	7.250	07/29/19	103
	Citigroup	6.000	08/15/17	50
	Comcast	3.600	03/01/24	42
	Corpacion Nacional Del Cobre	4.500	08/13/23	73
	Corpacion Nacional Del Cobre	4.500	08/13/23	1
	Corporate Office Properties	3.600	05/15/23	4,655
	CVS	1.200	12/05/16	70
	Diageo	3.250	01/15/15	1,275
	Diageo	5.750	10/23/17	28
	Directv	3.125	02/15/16	1
	Directv	3.125	02/15/16	633
	Entergy	3.050	06/01/23	318
	Enterprise Products Operating LP	1.250	08/13/15	2,195
	Ford Motor Credit	4.250	09/20/22	5
	Ford Motor Credit	0.000	03/12/19	580
	GCB News	7.250	05/18/18	4,627
	GE Capital	6.750	05/15/18	3
	GE Capital	5.550	03/15/23	41
	General Dynamics	1.375	01/15/15	104
	General Electric	1.107	05/09/16	2,051
	General Electric	0.434	05/11/16	2,454
	Hartford Financial Services Group	4.000	03/30/15	81
	Hasbro	6.125	05/15/14	456
	Health Care	6.000	01/30/17	18
	Hewlett Packard	2.650	06/01/16	84
	Hewlett Packard	2.600	09/15/17	4,872
	Hospitality Prop Trust	4.650	03/15/24	1,050
	Host Hotels	6.000	11/01/20	1,975
	Hutchison Whampoa	2.000	11/08/17	400
	Intel	3.300	10/01/21	1,318
	Jefferies	3.875	11/09/20	217
	John Deere	1.250	12/02/14	125
	John Deere	2.800	09/18/17	974
	Liberty Property Limited Partnership	4.400	02/15/24	400
	Lincoln National	8.750	07/01/19	1,633
	Lincoln National	4.200	03/15/22	4,138
	Lincoln National	4.850	06/24/21	848
	Lyondellbasell Industries	5.000	04/15/19	290
	Marsh & Mclennan	4.050	10/15/23	2,956
	Mckesson	3.250	03/01/16	50
	MMI Meduim Term Note	3.750	06/01/21	4,101
	Monongahela Power	4.100	04/15/24	1,145
	Morgan Stanley	5.375	10/15/15	303
	National Bank Of Canada	1.500	06/26/15	40
	National Rural	2.350	06/15/20	1,027
	NBC Universal	5.150	04/30/20	2,733
	News America	6.900	03/01/19	436
	News America	6.900	03/01/19	2,518
	Norfolk Southern	2.903	02/15/23	4,072
	NYSE	2.000	10/05/17	50
	NYSE	2.000	10/05/17	250
	Pacific Gas & Electric Co.	3.250	09/15/21	20
	Pepsico	2.500	05/10/16	7,486
	Pepsico	0.070	08/13/15	25
	Petrobras Global Fnance	4.875	03/17/20	1,000
	PFD HCP	3.750	02/01/16	3
	Plains Exploration & Production Co.	6.125	06/15/19	5,225
	PNC	3.800	07/25/23	4,425
	Rabobank	4.200	05/13/14	10
	Rowan	4.750	01/15/24	360
	Rowan	4.750	01/15/24	951
	Simon Property	5.875	03/01/17	115
	Suntrust Banks	6.000	09/11/17	6
	Suntrust Banks	1.350	02/15/17	5,450
	Target	1.125	07/18/14	100
	TCM	3.550	01/15/15	832
	Toyota Motor Credit	1.750	05/22/17	2,793
	Toyota Motor Credit	1.750	05/22/17	3,864
	Tyco	1.600	02/03/15	60
	Union Bank	1.500	09/26/16	3,477
	Union Bank	1.500	09/26/16	662
	Union Pacific	3.646	02/15/24	3,031
	Ventas Realty Limited Partnership	4.250	03/01/22	942
	Viacom	3.500	04/01/17	1,360
	Virginia Electric	3.450	02/15/24	4,387
	Voto Votoramtim Overseas Trading Operation	6.750	04/05/21	100
	Willis North America	7.000	09/29/19	67
	Xstrata	4.250	10/25/22	1,296

5	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2014

Percentages are based on Net Assets of $4,515,470 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate reported is the effective yield at time of purchase.

(D)	Securities are held in connection with a letter of credit issued by major bank.

(E)	Tri-party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2014, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of April 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2014, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

6	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Treasury Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 28.0%
U.S. Treasury Bills (A)
0.086%, 08/14/14	$1,785	$1,784
U.S. Treasury Notes
0.075%, 05/06/14 (A)	960	960
0.100%, 05/07/14 (A)	710	710
2.625%, 06/30/14 to 07/31/14	7,110	7,148
0.250%, 06/30/14 to 01/31/15	36,190	36,212
0.625%, 07/15/14	1,745	1,747
0.125%, 07/31/14 to 12/31/14	6,905	6,906
0.500%, 08/15/14 to 10/15/14	6,925	6,937
2.375%, 08/31/14 to 10/31/14	13,935	14,064
0.375%, 11/15/14	4,915	4,922
2.125%, 11/30/14	3,530	3,571
2.250%, 01/31/15	17,195	17,473

Total U.S. Treasury Obligations (Cost $102,434) ($ Thousands)		102,434

REPURCHASE AGREEMENTS (B) — 71.9%
Bank of Montreal
0.050%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $50,000,069 (collateralized by U.S. Treasury Notes, ranging in par value $23,000 - $47,750,700, 1.375% - 3.625%, 01/31/16 - 02/15/42, with total market value of $51,000,153)	50,000	50,000
Bank of Nova Scotia
0.050%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $50,000,069 (collateralized by U.S. Treasury Notes, ranging in par value $348,300 - $22,685,900, 0.250% - 2.125%, 05/31/15 - 02/15/40, with total market value of $51,000,085)	50,000	50,000
Barclays
0.040%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $50,000,056 (collateralized by U.S. Treasury Notes, ranging in par value $17,550,200 - $32,509,400, 0.125% - 0.625%, 01/15/22 - 01/15/24, with total market value of $51,000,078)	50,000	50,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Citibank
0.040%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $40,000,044 (collateralized by U.S. Treasury Notes, ranging in par value $6,500 - $12,267,500, 0.250% - 1.250%, 10/31/15 - 04/30/19, with total market value of $40,800,138)	$40,000	$40,000
Goldman Sachs
0.020%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $23,785,013 (collateralized by U.S. Treasury Notes, par value $19,672,100, 1.875%, 07/15/19, with total market value of $24,260,801)	23,785	23,785
TD Securities
0.020%, dated 04/29/14, to be repurchased on 05/06/14, repurchase price $2,595,025 (collateralized by U.S. Treasury Notes, ranging in par value $3,800 - $1,900,400, 0.250% - 3.125%, 03/31/16 - 02/28/21, with total market value of $2,646,941)	2,595	2,595
Wells Fargo
0.050%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $47,000,065 (collateralized by U.S. Treasury Notes, ranging in par value $13,599,000 - $33,794,600, 0.025% - 1.250%, 10/31/14 - 09/30/15, with total market value of $47,940,128)	47,000	47,000

Total Repurchase Agreements (Cost $263,380) ($ Thousands)		263,380

Total Investments — 99.9% (Cost $365,814)($ Thousands) †		$365,814

Percentages are based on Net Assets of $366,059 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Tri-Party Repurchase Agreement.

1	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Treasury Fund

April 30, 2014

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2014, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of April 30, 2014 there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2014, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Treasury II Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 110.3%
U.S. Treasury Bills (A)
0.023%, 05/01/14	$73,518	$73,518
0.045%, 05/08/14	77,820	77,819
0.030%, 05/15/14	10,000	10,000
0.025%, 05/29/14	25,000	25,000
0.086%, 08/14/14	4,125	4,124
U.S. Treasury Notes
0.075%, 05/06/14 (B)	2,000	1,999
0.089%, 05/07/14 (B)	1,170	1,170
4.750%, 05/15/14	98,879	99,060
1.000%, 05/15/14	76,770	76,799
2.250%, 05/31/14 to 01/31/15	45,500	45,690
0.250%, 05/31/14 to 01/31/15	140,565	140,605
0.750%, 06/15/14	59,000	59,051
2.625%, 06/30/14 to 07/31/14	64,450	64,827
0.625%, 07/15/14	4,055	4,059
0.125%, 07/31/14	25,135	25,139
0.500%, 08/15/14 to 10/15/14	13,290	13,313
2.375%, 08/31/14 to 10/31/14	23,425	23,640
0.375%, 11/15/14	2,000	2,003
2.125%, 11/30/14	8,180	8,275

Total U.S. Treasury Obligations (Cost $756,091) ($ Thousands)		756,091

Total Investments — 110.3% (Cost $756,091)($ Thousands) †		$756,091

Percentages are based on Net Assets of $685,781 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2014, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of April 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2014, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

1	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
CORPORATE OBLIGATIONS — 43.0%

Consumer Discretionary — 2.2%
Amazon.com
0.650%, 11/27/15	$575	$576
Autozone
1.300%, 01/13/17	350	349
Comcast
5.850%, 11/15/15	200	216
DIRECTV Holdings LLC
3.550%, 03/15/15	250	257
Hasbro
6.125%, 05/15/14	500	501
Maytag MTN
6.450%, 08/15/14	550	559
NBCUniversal Enterprise
0.912%, 07/15/14 (A)(B)	575	581
0.763%, 07/15/14 (A)(B)	445	447
Newell Rubbermaid
2.000%, 06/15/15	450	457
Thomson Reuters
0.875%, 05/23/16	650	649
Time Warner Cable
5.850%, 05/01/17	400	453
TRW Automotive
7.250%, 03/15/17 (B)	270	310
Whirlpool
1.350%, 03/01/17	335	335

		5,690

Consumer Staples — 2.2%
Anheuser-Busch InBev Finance
0.639%, 05/02/14 (A)	350	350
BAT International Finance PLC
1.400%, 06/05/15 (B)	945	953
ConAgra Foods
1.300%, 01/25/16	600	605
CVS Caremark
1.200%, 12/05/16	340	342
Heineken
0.800%, 10/01/15 (B)	375	376
Kraft Foods Group
1.625%, 06/04/15	625	632
Kroger
0.756%, 07/17/14 (A)	600	601
Mondelez International
0.757%, 05/01/14 (A)	450	450
Philip Morris International
2.500%, 05/16/16	500	519
Reynolds American
1.050%, 10/30/15	260	261
SABMiller Holdings
0.928%, 05/01/14 (A)(B)	650	655

		5,744

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Energy — 2.5%
BP Capital Markets PLC
0.747%, 05/10/14 (A)	$750	$751
Devon Energy
0.773%, 06/15/14 (A)	500	502
Enterprise Products Operating LLC
1.250%, 08/13/15	45	45
Petrobras Global Finance
1.855%, 05/20/14 (A)	1,240	1,232
Petrobras Global Finance BV
2.593%, 06/17/14 (A)	800	808
Schlumberger Norge
1.250%, 08/01/17 (B)	145	144
Shell International Finance BV
0.446%, 05/15/14 (A)	850	852
Statoil
0.697%, 05/01/14 (A)	550	554
Total Capital Canada
0.606%, 07/17/14 (A)	900	905
Total Capital International
0.807%, 05/12/14 (A)	400	403
TransCanada PipeLines
0.750%, 01/15/16	350	351

		6,547

Financials — 28.0%
Abbey National Treasury Services PLC
3.875%, 11/10/14 (B)	598	608
0.743%, 06/13/14 (A)	1,610	1,612
ABN AMRO Bank
1.039%, 05/15/14 (A)(B)	400	403
American Express
0.826%, 05/22/14 (A)	600	604
American Express Centurion Bank
0.687%, 05/13/14 (A)	785	788
American Express Credit
0.785%, 06/18/14 (A)	300	302
American Honda Finance
0.609%, 05/26/14 (A)(B)	815	819
American Honda Finance MTN
1.000%, 08/11/15 (B)	400	403
Australia & New Zealand Banking Group
0.607%, 07/10/14 (A)(B)	300	300
Australia & New Zealand Banking Group NY
0.796%, 05/15/14 (A)	375	377
Banco Santander Chile
1.127%, 07/15/14 (A)(B)	500	500
Bank of America
1.500%, 10/09/15	810	818
1.267%, 07/15/14 (A)	750	759
Bank of America MTN
1.054%, 07/15/14 (A)	200	201

1	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Bank of Montreal MTN
0.829%, 07/09/14 (A)	$500	$503
0.484%, 06/24/14 (A)	900	901
Bank of New York Mellon MTN
0.675%, 06/06/14 (A)	350	352
0.466%, 06/06/14 (A)	585	585
Bank of Nova Scotia
1.850%, 01/12/15	965	976
0.746%, 07/15/14 (A)	670	673
0.676%, 06/11/14 (A)	800	803
Bank of Tokyo-Mitsubishi
0.684%, 05/26/14 (A)(B)	440	441
Bank of Tokyo-Mitsubishi UFJ
0.845%, 05/26/14 (A)(B)	200	201
Barclays Bank PLC
0.815%, 05/19/14 (A)	600	603
Barclays Bank PLC MTN
6.050%, 12/04/17 (B)	500	566
BB&T MTN
1.093%, 06/15/14 (A)	380	386
0.896%, 05/01/14 (A)	350	352
BNP Paribas MTN
2.985%, 06/20/14 (A)	615	625
0.824%, 06/12/14 (A)	850	855
BPCE MTN
1.084%, 05/10/14 (A)	700	704
Branch Banking & Trust
0.666%, 06/01/14 (A)	760	763
Capital One
0.684%, 06/24/14 (A)	500	501
Capital One Bank USA
1.200%, 02/13/17	500	500
Capital One Financial
1.376%, 06/24/14 (A)	255	256
CDP Financial
3.000%, 11/25/14 (B)	440	447
Citigroup
1.250%, 01/15/16	1,085	1,091
1.000%, 07/08/14 (A)	700	700
CNOOC Nexen Finance 2014
1.625%, 04/30/17	450	448
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.715%, 05/01/14 (A)	550	553
Credit Agricole
1.078%, 07/03/14 (A)(B)	1,400	1,411
Credit Suisse USA
5.375%, 03/02/16	450	487
Daimler Finance North America LLC
1.250%, 01/11/16 (B)	1,210	1,220
1.098%, 05/01/14 (A)(B)	400	404
0.918%, 05/01/14 (A)(B)	910	918
Deutsche Bank
0.847%, 05/13/14 (A)	650	653
ERAC USA Finance LLC
1.400%, 04/15/16 (B)	240	241

Description	Face Amount ($ Thousands)	Value ($ Thousands)
European Investment Bank
1.125%, 08/15/14	$900	$902
Export-Import Bank of Korea
0.977%, 07/14/14 (A)	450	452
Fifth Third Bank
1.350%, 06/01/17	750	750
0.644%, 05/26/14 (A)	790	792
Ford Motor Credit LLC
1.487%, 05/09/14 (A)	220	224
1.064%, 06/12/14 (A)	650	652
General Electric Capital
0.941%, 05/27/14 (A)	250	253
General Electric Capital MTN
1.107%, 05/01/14 (A)	500	506
1.000%, 01/08/16	250	252
Goldman Sachs Group
3.625%, 02/07/16	505	528
1.436%, 07/30/14 (A)	500	507
0.727%, 07/12/14 (A)	705	706
0.684%, 06/22/14 (A)	750	749
Goldman Sachs Group MTN
1.336%, 05/15/14 (A)	400	404
HSBC Bank PLC
0.876%, 05/15/14 (A)(B)	500	504
HSBC USA
2.375%, 02/13/15	330	335
Hyundai Capital America
1.875%, 08/09/16 (B)	165	167
1.625%, 10/02/15 (B)	685	693
ING Bank
1.873%, 05/15/14 (A)(B)	1,125	1,146
ING US
2.900%, 02/15/18	350	361
International Lease Finance
6.500%, 09/01/14 (B)	500	510
Intesa Sanpaolo
3.125%, 01/15/16	350	360
JPMorgan Chase
1.139%, 07/25/14 (A)	500	507
0.858%, 07/28/14 (A)	500	501
JPMorgan Chase MTN
0.854%, 05/25/14 (A)	1,090	1,096
KeyBank
0.725%, 05/25/14 (A)	700	702
Korea Development Bank
0.853%, 07/22/14 (A)	955	956
LLoyds Bank Plc MTN
4.375%, 01/12/15 (B)	131	135
Macquarie Group
1.236%, 07/30/14 (A)(B)	350	350
Manufacturers & Traders Trust
0.534%, 06/07/14 (A)	660	659
Metropolitan Life Global Funding I
1.500%, 01/10/18 (B)	220	218
0.607%, 07/10/14 (A)(B)	1,610	1,609

2	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Morgan Stanley
1.485%, 05/25/14 (A)	$1,320	$1,339
1.079%, 07/24/14 (A)	400	401
National Rural Utilities Cooperative Finance MTN
0.536%, 05/23/14 (A)	600	601
New York Life Global Funding
0.576%, 07/23/14 (A)(B)	550	553
Nissan Motor Acceptance
4.500%, 01/30/15 (B)	320	329
0.935%, 06/26/14 (A)(B)	800	805
0.786%, 06/26/14 (A)(B)	245	246
Nordea Bank
1.250%, 04/04/17 (B)	600	600
PACCAR Financial MTN
0.507%, 05/08/14 (A)	450	451
PNC Bank
0.556%, 07/29/14 (A)	700	700
Pricoa Global Funding I
5.450%, 06/11/14 (B)	600	603
Pricoa Global Funding I MTN
0.505%, 05/19/14 (A)(B)	325	326
Principal Life Global Funding II
1.000%, 12/11/15 (B)	530	531
0.854%, 07/09/14 (A)(B)	250	250
0.604%, 05/27/14 (A)(B)	370	371
Principal Life Global Funding II MTN
1.125%, 02/24/17 (B)	300	298
Province of British Columbia
1.200%, 04/25/17	1,900	1,910
Province of Ontario Canada
1.600%, 09/21/16	1,400	1,426
Prudential Financial MTN
5.100%, 09/20/14	231	235
1.016%, 07/01/14 (A)	500	501
Rabobank MTN
2.125%, 10/13/15	880	901
Royal Bank of Canada MTN
1.200%, 01/23/17	400	401
0.850%, 03/08/16	990	994
0.556%, 07/23/14 (A)	450	450
Royal Bank of Scotland Group PLC
1.875%, 03/31/17	300	302
Societe Generale
1.313%, 05/14/14 (A)	450	452
Sumitomo Mitsui Banking
1.350%, 07/18/15	250	252
0.657%, 07/10/14 (A)	500	501
SunTrust Bank
0.677%, 05/15/14 (A)	300	300
Svenska Handelsbanken
0.704%, 06/25/14 (A)	700	704
Toronto-Dominion Bank MTN
0.463%, 08/02/14 (A)	400	400
Toyota Motor Credit
0.526%, 05/17/14 (A)	1,700	1,705

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Travelers
6.250%, 06/20/16	$467	$521
UBS MTN
5.875%, 07/15/16	550	605
Union Bank
0.985%, 06/26/14 (A)	250	253
USAA Capital
3.500%, 07/17/14 (B)	250	252
Ventas Realty
1.550%, 09/26/16	550	556
1.250%, 04/17/17	140	140
Volkswagen International Finance
1.125%, 11/18/16 (B)	260	260
0.676%, 06/14/14 (A)(B)	1,050	1,054
Wells Fargo
0.688%, 07/22/14 (A)	650	651
Wells Fargo MTN
0.758%, 07/20/14 (A)	990	996
Westpac Banking
0.836%, 07/17/14 (A)	600	601

		72,826

Health Care — 1.4%
Express Scripts Holding
2.750%, 11/21/14	700	709
GlaxoSmithKline Capital
0.700%, 03/18/16	844	846
McKesson
1.292%, 03/10/17	410	410
0.950%, 12/04/15	235	236
Mylan
1.350%, 11/29/16	400	401
Providence Health & Services Obligated Group
1.033%, 07/01/14 (A)	700	697
Thermo Fisher Scientific
1.300%, 02/01/17	165	165
WellPoint
1.250%, 09/10/15	210	212

		3,676

Industrials — 1.6%
Air Lease
4.500%, 01/15/16	300	316
Canadian National Railway
0.436%, 05/06/14 (A)	1,000	1,000
GATX
1.250%, 03/04/17	215	214
General Electric
0.850%, 10/09/15	1,295	1,302
Penske Truck Leasing LP
2.500%, 07/11/14 (B)	70	70
Pentair Finance
1.350%, 12/01/15	285	287
Precision Castparts
0.700%, 12/20/15	145	145

3	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Rockwell Collins
0.583%, 06/15/14 (A)	$690	$691

		4,025

Information Technology — 1.2%
Hewlett-Packard
3.000%, 09/15/16	450	470
1.167%, 07/14/14 (A)	500	501
0.633%, 05/30/14 (A)	500	500
TSMC Global
0.950%, 04/03/16 (B)	325	326
Western Union
2.375%, 12/10/15	85	87
1.234%, 05/01/14 (A)	275	276
Xerox
1.056%, 05/15/14 (A)	848	848

		3,008

Materials — 1.6%
Glencore Funding LLC
1.394%, 05/27/14 (A)(B)	700	704
Monsanto
0.436%, 05/07/14 (A)	710	712
Rio Tinto Finance USA PLC
8.950%, 05/01/14	500	500
1.073%, 06/17/14 (A)	955	965
Xstrata Finance Canada
2.050%, 10/23/15 (B)	900	911
Yara International
5.250%, 12/15/14 (B)	350	359

		4,151

Telecommunications — 1.2%
AT&T
0.619%, 05/12/14 (A)	1,350	1,354
British Telecommunications PLC
1.250%, 02/14/17	270	270
Verizon Communications
1.984%, 06/14/14 (A)	470	496
1.763%, 06/17/14 (A)	410	422
0.435%, 06/06/14 (A)(B)	660	660

		3,202

Utilities — 1.1%
Dominion Gas Holdings LLC
1.050%, 11/01/16 (B)	550	548
Duke Energy
0.610%, 07/03/14 (A)	1,190	1,194
Duke Energy Progress
0.435%, 06/06/14 (A)	180	180
Georgia Power
0.625%, 11/15/15	700	700
NextEra Energy Capital Holdings
1.339%, 09/01/15	300	302

		2,924

Total Corporate Obligations (Cost $111,250) ($ Thousands)		111,793

Description	Face Amount ($ Thousands)	Value ($ Thousands)
ASSET-BACKED SECURITIES — 31.6%

Automotive — 19.6%
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A3
0.570%, 08/20/15	$381	$381
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/16	480	481
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/17	245	245
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/17	480	483
Ally Master Owner Trust, Ser 2013-1, Cl A2
1.000%, 02/15/18	825	828
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.602%, 05/15/14 (A)	310	311
Ally Master Owner Trust, Ser 2013-2, Cl A
0.602%, 05/15/14 (A)	750	751
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.622%, 05/15/14 (A)	350	350
Ally Master Owner Trust, Ser 2014-2, Cl A
0.522%, 05/15/14 (A)	575	575
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/16 (B)	180	181
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/18 (B)	229	230
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/17 (B)	226	227
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl A
1.140%, 03/12/18 (B)	191	192
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	110	111
AmeriCredit Automobile Receivables Trust, Ser 2012-2, Cl A3
1.050%, 10/11/16	972	974
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/17	575	575
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/17	490	490

4	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/16	$765	$766
AmeriCredit Automobile Receivables Trust, Ser 2013-5, Cl A2B
0.533%, 05/25/14 (A)	195	195
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.702%, 05/15/14 (A)(B)	49	50
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.452%, 05/15/14 (A)(B)	871	871
ARI Fleet Lease Trust, Ser 2013-A, Cl A3
0.920%, 07/15/21 (B)	100	100
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/15 (B)	279	279
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/22 (B)	170	170
California Republic Auto Receivables Trust, Ser 2013-1, Cl A2
1.410%, 09/17/18 (B)	1,012	1,018
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A1
0.537%, 05/20/14 (A)	295	295
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A1A
0.680%, 05/20/16	325	326
CarMax Auto Owner Trust, Ser 2011-2, Cl A4
1.350%, 02/15/17	335	338
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/16	167	167
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/17	370	370
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/18	120	121
CarMax Auto Owner Trust, Ser 2014-1, Cl A2
0.470%, 02/15/17	415	414
CFC LLC, Ser 2013-1A, Cl A
1.650%, 07/17/17 (B)	51	51
Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.403%, 05/07/14 (A)(B)	437	441
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.903%, 05/07/14 (A)(B)	875	879
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.603%, 05/07/14 (A)(B)	794	796

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Chesapeake Funding LLC, Ser 2013-1A, Cl A
0.603%, 05/08/14 (A)(B)	$325	$326
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.573%, 05/07/14 (A)(B)	685	685
Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Cl A2
0.610%, 11/15/16 (B)	325	325
CNH Wholesale Master Note Trust, Ser 2013-2A, Cl A
0.752%, 05/15/14 (A)(B)	425	425
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/18 (B)	275	277
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/18 (B)	240	240
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/20 (B)	290	290
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/21 (B)	365	367
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/21 (B)	415	415
DT Auto Owner Trust, Ser 2014-1A, Cl A
0.660%, 07/17/17 (B)	201	201
DT Auto Owner Trust, Ser 2014-2A, Cl A
0.680%, 08/15/17 (B)	775	775
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/17 (B)	304	305
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/18 (B)	440	440
Enterprise Fleet Financing LLC, Ser 2013-2, Cl A2
1.060%, 03/20/19 (B)	425	426
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/18 (B)	270	272
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/18 (B)	168	169
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/19 (B)	1,579	1,587
First Investors Auto Owner Trust, Ser 2013-3A, Cl A2
0.890%, 09/15/17 (B)	225	225

5	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
First Investors Auto Owner Trust, Ser 2014-1A, Cl A2
0.800%, 02/15/18 (B)	$325	$325
Ford Credit Auto Lease Trust, Ser 2012-A, Cl A4
1.030%, 04/15/15	550	551
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A3
0.570%, 09/15/15	397	397
Ford Credit Auto Owner Trust, Ser 2011-A, Cl D
3.210%, 07/15/17	600	617
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/17	475	485
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/18	600	621
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.535%, 05/15/14 (A)	1,695	1,698
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.622%, 05/15/14 (A)	310	311
GE Dealer Floorplan Master Note Trust, Ser 2011-1, Cl A
0.752%, 05/20/14 (A)	1,000	1,001
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.722%, 05/20/14 (A)	1,365	1,368
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.642%, 05/31/14 (A)	985	988
GE Dealer Floorplan Master Note Trust, Ser 2012-4, Cl A
0.592%, 05/20/14 (A)	1,405	1,408
GM Financial Leasing Trust, Ser 2014-1A, Cl A3
1.010%, 05/22/17 (B)	1,140	1,140
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/16	71	71
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/17	259	259
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.704%, 05/10/14 (A)(B)	340	341
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.204%, 05/10/14 (A)(B)	765	767
Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/16 (B)	445	450

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/15	$8	$8
Honda Auto Receivables Owner Trust, Ser 2013-1, Cl A3
0.480%, 11/21/16	202	202
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/17	520	520
Hyundai Auto Lease Securitization Trust, Ser 2013-B, Cl A2
0.750%, 03/15/16 (B)	530	531
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/17 (B)	1,075	1,083
Mercedes Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/16	150	150
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/17 (B)	360	361
Mercedes-Benz Master Owner Trust, Ser 2012-BA, Cl A
0.422%, 05/15/14 (A)(B)	820	820
Motor PLC, Ser 2013-1A, Cl A1
0.654%, 05/15/14 (A)(B)	242	242
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/16	34	34
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.622%, 05/15/14 (A)	1,240	1,243
Nissan Master Owner Trust Receivables, Ser 2013-A, Cl A
0.452%, 05/15/14 (A)	245	245
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/19 (B)	310	311
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/18 (B)	756	758
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A3
1.330%, 05/15/19 (B)	250	251
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/18 (B)	1,015	1,014
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/17	296	299
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/18	430	450
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl B
1.830%, 03/15/17	650	656

6	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/16	$26	$26
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl B
1.330%, 03/15/18	290	292
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A2A
0.660%, 06/15/17	115	115
Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2B
0.532%, 05/16/14 (A)	310	310
SMART Trust, Ser 2014-1US, Cl A2B
0.453%, 05/14/14 (A)	855	855
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/18 (B)	123	123
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl A
1.030%, 09/17/18 (B)	515	515
Volkswagen Auto Lease Trust, Ser 2014-A, Cl A2A
0.520%, 10/20/16	555	555
Volkswagen Auto Lease Trust, Ser 2014-A, Cl A4
0.990%, 07/20/18	700	699
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 06/14/14 (B)	350	351
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/18 (B)	240	240
Westlake Automobile Receivables Trust, Ser 2013-1A, Cl A2
1.120%, 01/15/18 (B)	360	361
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/15	995	997
World Omni Automobile Lease Securitization Trust, Ser 2013-A, Cl A2B
0.472%, 05/15/14 (A)	179	179
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.505%, 05/15/14 (A)(B)	555	556

		50,932

Credit Card — 4.7%
American Express Credit Account Master Trust, Ser 2012-2, Cl A
0.680%, 03/15/18	275	275
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/19	185	185

Description	Face Amount ($ Thousands)	Value ($ Thousands)
BA Credit Card Trust, Ser 2014-A1, Cl A
0.532%, 05/13/14 (A)	$650	$651
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.512%, 05/15/14 (A)	320	320
Cabelas Master Credit Card Trust, Ser 2013-2A A2, Cl A2
0.802%, 05/15/14 (A)(B)	210	212
Cabela’s Master Credit Card Trust, Ser 2014-1, Cl A
0.504%, 05/15/14 (A)	165	165
Capital One Multi-Asset Execution Trust, Ser 2013-A3, Cl A3
0.960%, 09/16/19	360	360
Chase Issuance Trust, Ser 2007-B1, Cl B1
0.402%, 05/15/14 (A)	450	446
Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/17	1,240	1,242
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.572%, 05/02/14 (A)	550	552
Chase Issuance Trust, Ser 2014-A3, Cl A3
0.353%, 05/02/14 (A)	1,195	1,195
Citibank Credit Card Issuance Trust, Ser 2013-A3, Cl A3
0.910%, 07/23/18	500	503
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/19	415	413
Citibank Credit Card Issuance Trust, Ser 2014-A4, Cl A4
1.230%, 04/24/19	650	650
Citibank Omni Master Trust, Ser 2009-A17, Cl A17
4.900%, 11/15/18 (B)	1,000	1,024
Discover Card Execution Note Trust, Ser 2014-A3, Cl A3
1.220%, 10/15/19	260	260
Dryrock Issuance Trust, Ser 2012-1, Cl A
0.302%, 05/15/14 (A)	305	305
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/18	480	480
GE Capital Credit Card Master Note Trust, Ser 2009-4, Cl A
3.800%, 11/15/17	325	331
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/18	590	592

7	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/17 (B)	$575	$576
Golden Credit Card Trust, Ser 2013-2A, Cl A
0.582%, 05/27/14 (A)(B)	490	492
Gracechurch Card Funding PLC, Ser 2012-1A, Cl A1
0.852%, 05/15/14 (A)(B)	600	602
Master Credit Card Trust, Ser 2012-2A, Cl A
0.780%, 04/21/17 (B)	360	361

		12,192

Miscellaneous Business Services — 5.5%
Apidos CDO, Ser 2013-12A, Cl A
1.326%, 05/02/14 (A)(B)	600	590
Atrium CDO, Ser 2013-10A, Cl A
1.349%, 07/16/14 (A)(B)	605	597
Avalon IV Capital, Ser 2014-1AR, Cl AR
1.396%, 07/17/14 (A)(B)	335	335
Babson CLO, Ser 2013-IA, Cl A
1.337%, 07/21/14 (A)(B)	650	641
Cent CLO 16, Ser 2014-20A, Cl A
1.709%, 01/25/26 (A)(B)	600	599
CIFC Funding, Ser 2013-1A, Cl A1
1.379%, 07/16/14 (A)(B)	485	478
City of New York, Ser 2013-A, Cl A
1.190%, 11/10/26 (B)	120	120
CNH Equipment Trust, Ser 2012-C, Cl A3
0.570%, 12/15/17	280	280
CNH Equipment Trust, Ser 2012-D, Cl A3
0.650%, 04/16/18	915	917
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 05/15/14	315	315
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
1.620%, 07/18/14 (A)(B)	250	249
Ford Credit Floorplan Master Owner Trust A, Ser 2014-1, Cl B
1.400%, 02/15/19	80	80
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/16	258	258
GE Equipment Midticket LLC, Ser 2013-1, Cl A2
0.640%, 03/22/16	200	200
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A3
0.950%, 09/25/17 (B)	400	401
GE Equipment Transportation LLC, Ser 2012-1, Cl A3
0.990%, 11/23/15	53	53

Description	Face Amount ($ Thousands)	Value ($ Thousands)
GE Equipment Transportation LLC, Ser 2012-2, Cl A3
0.620%, 07/25/16	$410	$410
GE Equipment Transportation LLC, Ser 2013-2, Cl A2
0.610%, 06/24/16	330	330
ING IM CLO, Ser 2014-1A, Cl A1
1.769%, 10/18/14 (A)(B)	290	290
Katonah CLO, Ser 2005-7A, Cl B
0.656%, 05/15/14 (A)(B)	504	500
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/17 (B)	190	190
Limerock CLO II, Ser 2014-2A, Cl A
1.735%, 07/18/14 (A)(B)	500	500
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/15 (B)	219	219
Madison Park Funding CLO, Ser 2007-4A, Cl A1B
0.534%, 06/24/14 (A)(B)	420	409
MMAF Equipment Finance LLC, Ser 2013-AA, Cl A2
0.690%, 05/09/16 (B)	540	541
Nelnet Education Loan Funding, Ser 2004-2A, Cl A4
0.375%, 05/25/14 (A)	86	86
Neuberger Berman CLO XVI, Ser 2014-16A, Cl A1
1.741%, 06/11/14 (A)(B)	405	404
Oak Hill Credit Partners, Ser 2013-8A, Cl A
1.348%, 07/21/14 (A)(B)	360	355
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.358%, 07/17/14 (A)(B)	550	542
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.148%, 05/22/14 (A)(B)	445	445
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.329%, 07/25/14 (A)	18	18
SLM Student Loan Trust, Ser 2006-10, Cl A4
0.309%, 07/25/14 (A)	205	204
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.319%, 07/25/14 (A)	9	9
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.239%, 07/25/14 (A)	191	191
SLM Student Loan Trust, Ser 2007-7, Cl A2
0.439%, 07/25/14 (A)	186	186

8	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.152%, 05/15/14 (A)(B)	$111	$112
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.002%, 05/15/14 (A)(B)	352	353
SLM Student Loan Trust, Ser 2012-5, Cl A1
0.354%, 05/25/14 (A)	207	207
SLM Student Loan Trust, Ser 2012-6, Cl A1
0.314%, 05/26/14 (A)	339	339
SLM Student Loan Trust, Ser 2012-7, Cl A1
0.314%, 05/26/14 (A)	441	441
SLM Student Loan Trust, Ser 2013-1, Cl A1
0.304%, 05/25/14 (A)	223	223
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.428%, 07/30/14 (A)	95	95
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/22 (B)	445	444
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.302%, 05/25/14 (A)	199	196

		14,352

Mortgage Related — 1.8%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.494%, 05/27/14 (A)	266	260
ACE Securities Home Equity Loan Trust, Ser 2005-SD3, Cl A
0.554%, 05/27/14 (A)	64	64
Ameriquest Mortgage Securities Asset-Backed Pass-Through, Ser 2005-R3, Cl A1B
0.414%, 05/25/14 (A)	345	343
Bayview Financial Acquisition Trust, Ser 2004-D, Cl A
0.738%, 05/28/14 (A)	47	47
Bear Stearns Asset-Backed-Securities I Trust, Ser 2005-HE3, Cl M2
1.174%, 05/25/14 (A)	481	479
Citigroup Mortgage Loan Trust, Ser 2006-HE1, Cl A4
0.424%, 05/25/14 (A)	19	19
HSBC Home Equity Loan Trust, Ser 2005-1, Cl A
0.442%, 05/20/14 (A)	605	601
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.312%, 05/20/14 (A)	1,311	1,304

Description	Face Amount ($ Thousands)	Value ($ Thousands)
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.302%, 05/20/14 (A)	$261	$258
HSBC Home Equity Loan Trust, Ser 2006-3, Cl A4
0.392%, 05/20/14 (A)	510	505
JPMorgan Mortgage Acquisition, Ser 2005-FLD1, Cl M2
0.644%, 05/25/14 (A)	376	372
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.652%, 05/25/14 (A)	279	274

		4,526

Total Asset-Backed Securities (Cost $81,946) ($ Thousands)		82,002

MORTGAGE-BACKED SECURITIES — 18.8%

Agency Mortgage-Backed Obligations — 5.8%
FHLMC
4.000%, 05/01/19 to 04/01/20	648	688
2.199%, 05/01/14 (A)	163	174
2.165%, 05/01/14 (A)	121	128
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	—	—
FHLMC REMIC, Ser 2003-2654, Cl OG
5.000%, 02/15/32	16	16
FHLMC REMIC, Ser 2004-2778, Cl JD
5.000%, 12/15/32	23	23
FHLMC REMIC, Ser 2004-2890, Cl KC
4.500%, 02/15/19	3	3
FHLMC REMIC, Ser 2005-2931, Cl AM
4.500%, 07/15/19	30	30
FNMA
6.000%, 01/01/27	97	108
5.000%, 04/01/20 to 03/01/25	1,332	1,449
2.340%, 05/01/14 (A)	22	23
2.269%, 05/01/14 (A)	38	39
2.245%, 05/01/14 (A)	16	17
2.066%, 05/01/14 (A)	109	115
2.040%, 05/01/14 (A)	71	75
2.014%, 05/01/14 (A)	44	45
1.990%, 01/01/17	480	480
1.940%, 01/01/17	555	560
1.250%, 05/01/14 (A)	20	20
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/23	39	43
FNMA REMIC, Ser 2001-33, Cl FA
0.604%, 05/25/14 (A)	30	30
FNMA REMIC, Ser 2002-64, Cl FG
0.402%, 05/18/14 (A)	31	31
FNMA REMIC, Ser 2002-77, Cl CB
5.000%, 12/25/17	219	231
FNMA REMIC, Ser 2010-64, Cl EH
5.000%, 10/25/35	41	43
FNMA REMIC, Ser 2011-109, Cl PK
4.000%, 08/25/41	177	181

9	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
FNMA REMIC, Ser 2011-6, Cl BA
2.750%, 06/25/20	$274	$283
FNMA, Ser M3, Cl A1
2.587%, 03/25/20	118	119
FNMA TBA
3.500%, 05/15/27	850	895
3.000%, 05/25/26 to 06/25/27	4,200	4,328
GNMA
4.500%, 09/20/39 (A)	166	172
GNMA, Ser 2009-104, Cl NJ
4.250%, 07/20/36	62	64
GNMA, Ser 2009-113, Cl MJ
4.000%, 03/16/23	465	486
GNMA, Ser 2010-122, Cl A
1.897%, 01/16/32	112	113
GNMA, Ser 2010-43, Cl JA
3.000%, 09/20/37	387	398
GNMA, Ser 2011-110, Cl A
2.237%, 03/16/33	277	279
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/22	96	97
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.602%, 05/04/14 (A)	711	715
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	27	27
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
0.522%, 05/06/14 (A)	237	237
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.606%, 05/04/14 (A)	552	555
NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A
0.556%, 05/09/14 (A)	296	298
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.552%, 05/09/14 (A)	720	722
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.536%, 05/05/14 (A)	462	463
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.530%, 05/07/14 (A)	171	171

		14,974

Non-Agency Mortgage-Backed Obligations — 13.0%
Banc of America Merrill Lynch Commercial Mortgage, Ser 2, Cl A5
4.857%, 07/10/43 (A)	553	570
Banc of America Merrill Lynch Commercial Mortgage, Ser 4, Cl A5A
4.933%, 07/10/45	645	671

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.736%, 05/01/14 (A)(B)	$383	$352
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.756%, 05/01/14 (A)(B)	46	41
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.574%, 05/01/14 (A)(B)	114	90
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.694%, 05/01/14 (A)(B)	154	139
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.705%, 05/01/14 (A)(B)	265	231
Bear Stearns Commercial Mortgage Securities Trust, Ser 2004 PWR4, Cl A3
5.468%, 06/11/41 (A)	20	19
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005 PWR9, Cl A4A
4.871%, 09/11/42	95	99
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005 TOP20, Cl A4A
5.138%, 05/01/14 (A)	450	473
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006 PWR11, Cl A4
5.440%, 05/01/14 (A)	450	479
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PW10, Cl A4
5.405%, 12/11/40 (A)	500	523
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR8, Cl A4
4.674%, 06/11/41	547	564
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-T18, Cl A4
4.933%, 05/01/14 (A)	437	448
Bear Stearns Commercial Mortgage Securities Trust, Ser PWR5, Cl A5
4.978%, 05/01/14 (A)	88	88
Bear Stearns Commercial Mortgage Securities Trust, Ser PWR6, Cl A6
4.825%, 11/11/41	91	92
Bear Stearns Commercial Mortgage Securities Trust, Ser PWR7, Cl A3
5.116%, 02/11/41 (A)	360	368
CD Mortgage Trust, Ser 2006-CD2, Cl A4
5.487%, 05/01/14 (A)	380	404

10	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Citigroup Commercial Mortgage Trust, Ser 2004-C2, Cl A5
4.733%, 10/15/41	$666	$672
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl A4
4.860%, 05/15/43	199	203
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/45	316	315
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.688%, 05/01/14 (A)(B)	69	70
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.701%, 05/01/14 (A)(B)	234	201
Comm Mortgage Trust, Ser 2014 BBG, Cl A
0.952%, 05/15/14 (A)(B)	295	296
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/46 (B)	509	521
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl A1
0.824%, 08/15/45	239	239
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/45	217	216
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/45	352	351
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR10, Cl A1
1.278%, 08/10/46	246	247
Commercial Mortgage Pass-Through Certificates, Ser CR9, Cl A1
1.344%, 07/10/45	157	158
Commercial Mortgage Trust, Ser 2012-LC4, Cl A1
1.156%, 12/10/44	240	241
Countrywide Home Loans, Ser 2004-29, Cl 1A1
0.694%, 05/25/14 (A)(B)	35	33
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
2.505%, 05/01/14 (A)(B)	203	167
Credit Suisse Commercial Mortgage Trust, Ser C4, Cl A3
5.467%, 09/15/39	19	20
Credit Suisse First Boston Mortgage Securities, Ser 2004-C3, Cl A5
5.113%, 07/15/36 (A)	6	6
DBRR Trust, Ser 2012-EZ1, Cl A
0.946%, 09/25/45 (B)	14	14
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/46 (B)	501	524

Description	Face Amount ($ Thousands)	Value ($ Thousands)
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.703%, 05/01/14 (A)(B)	$237	$237
FDIC Trust, Ser 2012-C1, Cl A
0.841%, 05/01/14 (A)(B)	250	251
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.002%, 05/25/14 (A)(B)	460	461
Fosse Master Issuer PLC, Ser 2011-1A, Cl A2
1.628%, 07/18/14 (A)(B)	442	443
GE Capital Commercial Mortgage, Ser 2004-C3, Cl A4
5.189%, 05/01/14 (A)	53	53
GE Capital Commercial Mortgage, Ser C4, Cl A4
5.309%, 05/01/14 (A)	1,070	1,128
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/41	29	29
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
2.965%, 05/01/14 (A)(B)	252	225
Granite Master Issuer PLC, Ser 2006-3, Cl A4
0.232%, 05/20/14 (A)(B)	428	424
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/43 (B)	525	552
GS Mortgage Securities II, Ser 2011-GC3, Cl A1
2.331%, 03/10/44 (B)	138	140
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/45	248	247
GS Mortgage Securities II, Ser GC13, Cl A1
1.206%, 07/10/46	155	155
GS Mortgage Securities II, Ser GC14, Cl A1
1.217%, 08/10/46	266	266
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.854%, 05/01/14 (A)(B)	301	243
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.622%, 05/01/14 (A)(B)	356	326
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.787%, 05/01/14 (A)(B)	278	231
Hilton USA Trust, Ser 2013 HLF, Cl AFL
1.153%, 07/14/14 (A)(B)	225	225
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.914%, 05/25/14 (A)(B)	80	72

11	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.674%, 05/03/14 (A)(B)	$88	$82
Impac CMB Trust, Ser 2005-3, Cl A1
0.634%, 05/25/14 (A)(B)	81	70
Impac CMB Trust, Ser 2005-5, Cl A1
0.794%, 05/25/14 (A)(B)	66	58
Impac CMB Trust, Ser 2005-8, Cl 1A
0.414%, 05/25/14 (A)(B)	213	179
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005 LDP3, Cl A4A
4.936%, 05/01/14 (A)	1,195	1,240
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005 LDP4, Cl A4
4.918%, 05/01/14 (A)	575	600
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CIBC11, Cl A4
5.335%, 08/12/37 (A)	494	508
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006 LDP7, Cl A4
5.840%, 05/01/14 (A)	180	196
JPMorgan Chase Commercial Mortgage Securities, Ser C3, Cl A5
4.878%, 01/15/42	750	763
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (B)	453	465
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/46 (B)	35	35
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A1
0.705%, 10/15/45	112	112
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/46	212	213
JPMorgan Chase Commercial Mortgage Securities, Ser CB9, Cl A4
5.632%, 05/01/14 (A)	305	306
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.743%, 05/01/14 (A)(B)	166	157
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.521%, 05/01/14 (A)(B)	186	154
LB-UBS Commercial Mortgage Trust, Ser 2004-C6, Cl A6
5.020%, 08/15/29 (A)	382	384

Description	Face Amount ($ Thousands)	Value ($ Thousands)
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A1A
4.475%, 10/15/29	$186	$188
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A6
4.786%, 10/15/29 (A)	128	128
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 07/17/14 (A)	298	301
Merill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A5
4.855%, 10/12/41 (A)	752	758
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.424%, 05/25/14 (A)(B)	85	81
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
2.875%, 05/01/14 (A)(B)	323	251
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/45	138	138
Morgan Stanley Capital I Trust, Ser 2005 HQ6, Cl A4A
4.989%, 08/13/42	611	631
Morgan Stanley Capital I Trust, Ser 2004-T15, Cl A4
5.270%, 05/01/14 (A)	270	271
Morgan Stanley Capital I Trust, Ser C1, Cl A1
2.602%, 09/15/47 (B)	424	431
Morgan Stanley Capital I Trust, Ser C4, Cl A1
1.085%, 03/15/45	347	348
Morgan Stanley Capital I Trust, Ser T19, Cl A4A
4.890%, 06/12/47	248	257
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A5
5.110%, 05/01/14 (A)	21	21
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/51 (B)	400	402
MortgageIT Trust, Ser 2005-5, Cl A1
0.414%, 05/25/14 (A)(B)	299	278
Opteum Mortgage Acceptance Asset- Backed Pass-Through Certificates, Ser 2005-1, Cl A4
0.554%, 05/25/14 (A)(B)	48	47
Opteum Mortgage Acceptance Asset- Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.414%, 05/25/14 (A)(B)	537	534
Paragon Mortgages PLC, Ser 2006-12A, Cl A2C
0.456%, 05/15/14 (A)(B)	121	113

12	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Paragon Mortgages PLC, Ser 2007-15A, Cl A2C
0.453%, 07/19/14 (A)(B)	$289	$267
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
4.007%, 05/01/14 (A)(B)	238	198
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.422%, 05/20/14 (A)(B)	39	35
Silverstone Master Issuer PLC, Ser 2012-1A, Cl 1A
1.778%, 07/22/14 (A)(B)	150	152
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/58 (A)(B)	330	329
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/49	355	353
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A1
1.524%, 01/10/45	589	595
Wachovia Bank Commercial Mortgage Trust, Ser C17, Cl A4
5.083%, 03/15/42 (A)	637	651
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.240%, 05/01/14 (A)	295	309
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.289%, 05/01/14 (A)	300	317
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.343%, 05/01/14 (A)(B)	332	306
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/45	362	361
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.615%, 05/01/14 (A)(B)	154	156
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.610%, 05/01/14 (A)(B)	270	253
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.738%, 05/01/14 (A)(B)	181	170
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl A1
2.501%, 02/15/44 (B)	606	613
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/44 (B)	548	552
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/45	763	761

Description	Face Amount ($ Thousands)	Value ($ Thousands)
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/45	$165	$166
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/45	442	440
WFRBS Commercial Mortgage Trust, Ser C15, Cl A1
1.264%, 08/15/46	288	289

		33,826

Total Mortgage-Backed Securities (Cost $49,508) ($ Thousands)		48,800

MUNICIPAL BONDS — 6.2%

California — 0.3%
California State, Higher Education Authority, GO
5.450%, 04/01/15	355	371
University of California, Ser Y-1, RB
0.651%, 05/01/14 (A)	490	491

		862

Florida — 0.2%
Florida, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/16	620	627

Illinois — 0.2%
City of Chicago, Midway Airport Revenue, Ser C, RB
1.320%, 01/01/16	270	271
Regional Transportation Authority, Ser A, RB
1.064%, 06/01/14	295	295

		566

Indiana — 0.1%
Indiana, Bond Bank, Ser C, RB
0.589%, 07/15/15	325	325

Maine — 0.2%
Maine, Municipal Bond Bank, RB
1.068%, 06/01/15	525	525

Michigan — 0.5%
Kalamazoo, Hospital Finance Authority, Ser B, RB
3.125%, 05/15/41 (A)	750	757
Wayne County, Airport Authority, Ser A, RB
5.000%, 12/01/14	490	503

		1,260

New Jersey — 2.0%
New Jersey, Economic Development Authority, Ser Q, RB
1.096%, 06/15/16	2,675	2,675

13	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/16	$500	$501
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.087%, 12/15/16	1,250	1,257
New Jersey State, Turnpike Authority, Ser B, RB
4.252%, 01/01/16	625	646

		5,079

New York — 0.1%
City of New York, Ser D-2, GO
3.250%, 12/01/14	295	300

Ohio — 0.5%
Hamilton County, Ohio Sewer System Revenue, RB
0.803%, 12/01/15	1,200	1,204

Oregon — 0.1%
Oregon, School Boards Association, Ser A, RB
1.100%, 06/30/15 (C)	300	297

South Carolina — 0.4%
South Carolina State, Public Service Authority, GO
1.026%, 05/01/14 (A)	935	938

Texas — 1.3%
Austin, Electric Utility Revenue, Ser B, RB
0.672%, 11/15/15	1,595	1,599
City of El Paso, GO
3.610%, 08/15/14	445	449
1.049%, 08/15/16	455	455
Harris County, Toll Road Authority, RB
2.440%, 08/15/15	735	751

		3,254

Wisconsin — 0.3%
Wisconsin State, Ser A, RB
0.798%, 05/01/15	780	783

Total Municipal Bonds (Cost $15,969) ($ Thousands)		16,020

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.9%
FHLB
1.850%, 11/17/17	1,000	1,007
1.300%, 08/14/17	800	799
FHLMC
2.020%, 07/16/18	2,350	2,355
1.125%, 03/27/17	675	676
0.800%, 11/07/16	500	500
0.625%, 12/29/14	1,300	1,305

Description	Face Amount ($ Thousands)	Value ($ Thousands)
FNMA
1.060%, 08/01/14	$1,000	$1,002

Total U.S. Government Agency Obligations (Cost $7,650) ($ Thousands)		7,644

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes
0.375%, 01/15/16	300	300
0.065%, 05/06/14 (A)	1,100	1,100

Total U.S. Treasury Obligations (Cost $1,400) ($ Thousands)		1,400

REPURCHASE AGREEMENT (D) — 0.2%
BNP Paribas
0.060%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $400,001 (collateralized by various FNMA obligations, ranging in par value $25,000 - $2,000,000, 5.150% - 8.500%, 08/15/19 - 11/20/38, with total market value $414,656)	400	400

Total Repurchase Agreement (Cost $400) ($ Thousands)		400

Total Investments — 103.2% (Cost $268,123)($ Thousands) †		$268,059

A list of the open futures contracts held by the Fund at April 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(34)	Jun-2014	$(2)
U.S. 2-Year Treasury Note	(4)	Jun-2014	—
U.S. 5-Year Treasury Note	(6)	Jul-2014	2
U.S. Long Treasury Bond	(3)	Jun-2014	(8)

			$(8)

For the period ended April 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $259,770 ($ Thousands).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(C)	Rate reported is the effective yield at time of purchase.

(D)	Tri-Party Repurchase Agreement.

14	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2014

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At April 30, 2014, the tax basis cost of the Fund’s investments was
$268,123, and the unrealized appreciation and depreciation were
$971 ($ Thousands) and ($1,035) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$111,793	$—	$111,793
Asset-Backed Securities	—	82,002	—	82,002
Mortgage-Backed Securities	—	48,800	—	48,800
Municipal Bonds	—	16,020	—	16,020
U.S. Government Agency Obligations	—	7,644	—	7,644
Repurchase Agreement	—	400	—	400
U.S. Treasury Obligations	—	1,400	—	1,400

Total Investments in Securities	$—	$268,059	$—	$268,059

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$2	$—	$—	$2
Unrealized Depreciation	$(10)	$—	$—	$(10)

Total Other Financial Instruments	$(8)	$—	$—	$(8)

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

As of April 30, 2014, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2014, there were no Level 3 securities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

15	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Short – Duration Government Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 37.6%
U.S. Treasury Inflation Protected Security
2.125%, 01/15/19	$8,420	$9,446
U.S. Treasury Notes
0.250%, 07/15/15	51,200	51,262
4.500%, 11/15/15	99,700	106,200
0.875%, 04/30/17 (C)	120,765	120,765

Total U.S. Treasury Obligations (Cost $287,249) ($ Thousands)		287,673

MORTGAGE-BACKED SECURITIES — 35.8%

Agency Mortgage-Backed Obligations — 35.8%
FHLMC
4.879%, 05/19/17	5,000	5,432
4.500%, 02/01/22 to 06/01/26	12,659	13,573
2.569%, 05/01/14 (A)	5,966	6,137
2.462%, 05/01/14 (A)	34	34
2.433%, 05/01/14 (A)	54	56
2.385%, 05/01/14 (A)	12	12
2.375%, 05/01/14 to 05/01/14 (A)	16	15
2.372%, 05/01/14 (A)	12	12
2.362%, 05/01/14 (A)	6	6
2.331%, 05/01/14 (A)	1,258	1,343
2.322%, 05/01/14 (A)	44	44
2.310%, 05/01/14 to 05/01/14 (A)	23	24
2.302%, 05/01/14 (A)	3	3
2.270%, 05/01/14 (A)	53	56
2.260%, 05/01/14 (A)	13	13
2.250%, 05/01/14 to 05/01/14 (A)	10	11
2.237%, 05/01/14 (A)	72	73
2.139%, 05/01/14 (A)	17	18
2.125%, 05/01/14 to 05/01/14 (A)	32	32
2.000%, 05/01/14 to 05/01/14 (A)	9	9
1.883%, 05/25/19	6,000	5,969
1.875%, 05/01/14 to 05/01/14 (A)	5	5
1.625%, 05/01/14 to 05/01/14 (A)	9	10
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/42	533	624
FHLMC REMIC, Ser 2004-2864, Cl NV
4.500%, 08/15/15	713	723
FHLMC REMIC, Ser 2006-3148, Cl CF
0.555%, 05/15/14 (A)	583	584
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/40	6,897	7,392
FHLMC REMIC, Ser 3153, Cl FX
0.505%, 05/15/14 (A)	228	228
FHLMC, Ser K022, Cl A2
2.355%, 07/25/22	1,600	1,534
FHLMC, Ser KGRP, Cl A
0.537%, 05/25/14 (A)	6,185	6,194
FHLMC TBA
4.000%, 05/15/41	12,600	13,183
FNMA
7.000%, 06/01/37	21	24

Description	Face Amount ($ Thousands)	Value ($ Thousands)
6.500%, 05/01/26 to 09/01/36	$571	$646
6.000%, 02/01/23 to 09/01/24	6,026	6,676
5.500%, 06/01/16 to 12/01/25	1,636	1,794
5.300%, 07/01/19	968	1,059
5.250%, 08/01/24	1,323	1,477
5.140%, 05/01/14	3,062	3,189
5.090%, 05/01/14	3,898	4,057
5.000%, 03/01/19 to 04/01/41	4,927	5,421
4.771%, 05/01/14	6,495	6,743
4.500%, 04/01/26 to 10/01/31	6,975	7,548
4.070%, 04/01/19	1,208	1,299
4.000%, 05/01/26 to 08/01/26	4,814	5,122
3.890%, 01/01/24	1,156	1,222
3.840%, 08/01/21	1,350	1,439
3.800%, 01/01/23	1,994	2,099
3.750%, 06/01/22	1,271	1,338
3.470%, 11/01/20	170	180
3.400%, 03/01/22	3,789	3,924
3.260%, 12/01/20	596	624
3.020%, 04/01/22	4,988	5,099
2.990%, 10/01/17	3,299	3,465
2.630%, 09/01/17	21,782	22,657
2.515%, 10/01/22	700	683
2.400%, 10/01/22	485	470
2.350%, 10/01/22	1,506	1,454
2.339%, 05/01/14 (A)	348	373
2.310%, 10/01/22	2,320	2,234
2.250%, 10/01/22 to 10/01/22	5,442	5,217
2.242%, 05/01/14 (A)	34	36
2.220%, 10/01/22	2,305	2,206
2.126%, 05/01/14 (A)	49	51
2.066%, 05/01/14 (A)	520	547
2.040%, 05/01/14 (A)	270	285
1.952%, 05/01/14 (A)	103	104
1.943%, 05/01/14 (A)	310	314
FNMA REMIC, Ser 1992-61, Cl FA
0.804%, 05/25/14 (A)	77	78
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/23	31	34
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/23	16	18
FNMA REMIC, Ser 1994-77, Cl FB
1.654%, 05/25/14 (A)	6	6
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	34	35
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/17	175	183
FNMA REMIC, Ser 2002-53, Cl FK
0.554%, 05/25/14 (A)	114	115
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/33	176	184
FNMA REMIC, Ser 2006-76, Cl QF
0.554%, 05/25/14 (A)	1,089	1,091
FNMA REMIC, Ser 2006-79, Cl DF
0.504%, 05/25/14 (A)	932	933
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	1,199	1,295

1	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Short – Duration Government Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	$7,674	$8,230
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	5,250	5,616
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	13,700	14,213
FNMA TBA
5.000%, 05/13/43	700	768
4.000%, 05/18/24	3,100	3,289
3.500%, 05/15/27 to 05/01/41	30,200	31,468
GNMA
6.500%, 04/15/17 to 02/20/39	784	885
6.000%, 06/15/16 to 06/15/41	20,589	23,182
5.500%, 10/15/34 to 02/15/41	6,991	7,762
5.000%, 09/15/39 to 04/15/41	4,397	4,846
4.000%, 07/15/41 to 04/15/43	524	555
GNMA TBA
6.000%, 04/30/35	700	784
5.500%, 04/30/35	500	555
4.500%, 05/15/39	1,300	1,409
4.000%, 05/01/42	1,900	2,011
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	281	284

Total Mortgage-Backed Securities (Cost $269,222) ($ Thousands)		274,254

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.9%
FHLB
3.250%, 09/12/14	9,915	10,030
FHLMC
4.375%, 07/17/15	78,600	82,594
0.875%, 02/22/17	70,815	70,858
FNMA
0.875%, 05/21/18	35,400	34,561

Total U.S. Government Agency Obligations (Cost $197,437) ($ Thousands)		198,043

REPURCHASE AGREEMENTS (B) — 7.1%
BNP Paribas
0.060%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $26,400,044 (collateralized by various GNMA obligations, ranging in par value $548,522 - $10,277,673, 3.000% - 6.500%, 03/20/34 - 01/20/44, with total market value $26,928,000)	26,400	26,400

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Deutsche Bank
0.050%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $28,100,039 (collateralized by various FNMA, FMAC, GNMA obligations and U.S. Treasury Note, ranging in par value $39,900 - $1,029,861, 3.500% - 5.000%, 02/15/40 - 04/01/44, with total market value $28,662,115)	$28,100	$28,100

Total Repurchase Agreements (Cost $54,500) ($ Thousands)		54,500

Total Investments — 106.4% (Cost $808,408) ($ Thousands) †		$814,470

A list of the open futures contracts held by the Fund at April 30, 2014, is as follows:

Type of Contracts	Number of Contract Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(504)	Jun-2014	$172
U.S. 2-Year Treasury Note	324	Jun-2014	50
U.S. 5-Year Treasury Note	200	Jul-2014	125
U.S. Long Treasury Bond	(233)	Jun-2014	(607)

			$(260)

For the period ended April 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $765,759 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

2	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Short – Duration Government Fund

April 30, 2014

†	At April 30, 2014, the tax basis cost of the Fund’s investments was $808,408, and the unrealized appreciation and depreciation were $7,028 ($ Thousands) and ($966) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$274,254	$—	$274,254
U.S. Government Agency Obligations	—	198,043	—	198,043
Repurchase Agreements	—	54,500	—	54,500
U.S. Treasury Obligations	—	287,673	—	287,673

Total Investments in Securities	$—	$814,470	$—	$814,470

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$347	$—	$—	$347
Unrealized Depreciation	(607)	—	—	(607)

Total Other Financial Instruments	$(260)	$—	$—	$(260)

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

As of April 30, 2014, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2014, there were no Level 3 securities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

3	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Intermediate – Duration Government Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 68.8%

Agency Mortgage-Backed Obligations — 68.8%
FHLMC
6.500%, 01/01/18 to 12/01/32	$107	$120
6.000%, 09/01/24	357	399
5.500%, 06/01/19 to 12/01/20	182	194
2.569%, 05/01/14 (A)	274	282
FHLMC REMIC, Ser 1990-165, Cl K
6.500%, 09/15/21	3	3
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	—	—
FHLMC REMIC, Ser 2004-2802, Cl PF
0.552%, 05/15/14 (A)	186	187
FNMA
6.500%, 03/01/33 to 10/01/34	74	85
6.000%, 02/01/23	182	201
5.500%, 12/01/25	1,007	1,122
5.250%, 08/01/24	662	739
5.000%, 05/01/14 to 04/01/41	1,371	1,497
4.500%, 04/01/26 to 10/01/31	602	651
4.000%, 05/01/26 to 08/01/26	375	399
3.070%, 01/01/22	768	787
2.515%, 10/01/22	55	54
2.400%, 10/01/22	36	35
2.350%, 10/01/22	117	113
2.310%, 10/01/22	180	173
2.250%, 10/01/22	93	89
2.220%, 10/01/22	176	168
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	47	50
FNMA REMIC, Ser 2003-48, Cl GH
5.500%, 06/25/33	1,800	1,964
FNMA REMIC, Ser 2006-79, Cl DF
0.504%, 05/25/14 (A)	165	165
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	208	225
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	785	842
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	3,300	3,424
FNMA TBA
5.000%, 05/13/43	100	110
4.000%, 05/18/24	200	212
3.500%, 05/01/41	600	609
3.000%, 04/01/42	900	877
GNMA
8.750%, 07/20/17 to 07/20/17	4	5
8.500%, 11/20/16 to 08/20/17	13	13
7.500%, 11/15/25 to 03/15/27	15	17
6.000%, 09/15/24	376	423
5.000%, 05/15/40 to 06/15/40	52	57
4.500%, 06/15/41	247	269
4.000%, 07/15/41	233	246

Description	Face Amount ($ Thousands)	Value ($ Thousands)
GNMA TBA
4.000%, 05/01/42	$500	$529
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	68	69

Total Mortgage-Backed Securities (Cost $17,093) ($ Thousands)		17,404

U.S. TREASURY OBLIGATIONS — 20.9%
U.S. Treasury Inflation Protected Security
2.125%, 01/15/19	1,422	1,595
U.S. Treasury Notes
0.875%, 04/30/17	3,683	3,683

Total U.S. Treasury Obligations (Cost $5,265) ($ Thousands)		5,278

U.S. GOVERNMENT AGENCY OBLIGATION — 9.0%
FHLMC
0.875%, 02/22/17	2,285	2,286

Total U.S. Government Agency Obligation (Cost $2,283) ($ Thousands)		2,286

ASSET-BACKED SECURITY — 0.5%

Other — 0.5%
Small Business Administration, Ser 2005-P10B, Cl 1
4.940%, 08/10/15	116	120

Total Asset-Backed Security (Cost $116) ($ Thousands)		120

REPURCHASE AGREEMENT (B) — 9.5%
BNP Paribas
0.060%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $2,400,004 (collateralized by various GNMA obligations, ranging in par value $102,530-$2,986,439, 3.500%-4.450%, 08/20/30-11/20/38, with total market value $2,448,000)	2,400	2,400

Total Repurchase Agreement (Cost $2,400) ($ Thousands)		2,400

Total Investments — 108.7% (Cost $27,157)($ Thousands) †		$27,488

1	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

Intermediate – Duration Government Fund

April 30, 2014

A list of the open futures contracts held by the Fund at April 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(37)	Jun-2014	$(1)
U.S. 2-Year Treasury Note	(8)	Jun-2014	—
U.S. 5-Year Treasury Note	103	Jul-2014	(20)
U.S. Long Treasury Bond	(6)	Jun-2014	(16)

			$(37)

For the period ended April 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $25,277 ($ Thousands)

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Administration

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At April 30, 2014, the tax basis cost of the Fund’s investments was $27,157, and the unrealized appreciation and depreciation were $555 ($ Thousands) and ($224) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$17,404	$—	$17,404
Repurchase Agreement	—	2,400	—	2,400
U.S. Government Agency Obligation	—	2,286	—	2,286
Asset-Backed Security	—	120	—	120
U.S. Treasury Obligations	—	5,278	—	5,278

Total Investments in Securities	$—	$27,488	$—	$27,488

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(37)	$—	$—	$(37)

Total Other Financial Instruments	$(37)	$—	$—	$(37)

*	Futures Contracts are valued at the net unrealized (depreciation) on the instruments.

As of April 30, 2014, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2014, there were no Level 3 securities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

GNMA Fund

April 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 99.8%

Agency Mortgage-Backed Obligations — 99.8%
FHLMC REMIC, Ser 2010-3631, Cl PS, IO
6.298%, 05/15/14 (A)	$7,631	$1,129
FHLMC, Ser K022, Cl A2
2.355%, 07/25/22	1,600	1,534
FHLMC TBA
3.000%, 05/15/43	2,900	2,823
FNMA
8.000%, 09/01/14 to 09/01/28	37	40
7.000%, 08/01/29 to 09/01/32	126	141
6.500%, 09/01/32	90	101
4.250%, 10/01/28	4,665	4,998
4.180%, 11/01/28	1,731	1,814
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	17	18
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	34	38
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	387	409
FNMA TBA
3.000%, 04/01/42	2,900	2,826
GNMA
10.000%, 05/15/16 to 09/15/19	11	11
9.500%, 08/15/17 to 11/15/20	20	21
9.000%, 12/15/17 to 05/15/22	71	72
8.500%, 10/15/16 to 06/15/17	12	12
8.000%, 04/15/17 to 03/15/32	354	393
7.750%, 10/15/26	28	32
7.500%, 02/15/27 to 10/15/35	245	289
7.250%, 01/15/28	77	86
7.000%, 04/15/19 to 06/20/38	3,213	3,755
6.750%, 11/15/27	12	14
6.500%, 09/15/16 to 10/15/38	1,353	1,547
6.000%, 07/15/24 to 03/15/41	2,968	3,337
5.500%, 01/15/33 to 02/15/41 (C)	4,555	5,097
5.000%, 06/15/33 to 03/15/41 (C)	13,267	14,633
4.500%, 08/15/33 to 09/20/41	8,602	9,357
4.000%, 04/15/26 to 04/15/43 (C)	14,908	15,790
3.875%, 05/15/42	2,197	2,263
3.500%, 03/20/41	503	519
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	458	522
GNMA REMIC, Ser 2005-70, Cl AI, IO
5.000%, 10/20/33	502	11
GNMA, Ser 2003-9, Cl Z
5.500%, 01/20/33	1,296	1,422
GNMA TBA
4.500%, 04/30/35 to 05/01/40	9,200	9,926
4.000%, 05/01/42	6,400	6,773
3.500%, 05/15/41 to 05/21/42	20,400	20,987
3.000%, 05/01/42 to 05/01/43	9,150	9,097

Total Mortgage-Backed Securities (Cost $118,563) ($ Thousands)		121,837

Description	Face Amount ($ Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS (B) — 42.9%
BNP Paribas
0.060%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $32,500,054 (collateralized by various GNMA obligations, ranging in par value $1,541,888 - $3,605,059, 3.000% - 6.500%, 10/15/27 - 04/15/49, with total market value $33,150,000)	$32,500	$32,500
Deutsche Bank
0.050%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $19,800,028 (collateralized by various GNMA obligations, ranging in par value $1,665 - $7,116,275, 2.470% - 4.000%, 02/20/27 - 06/15/48, with total market value $20,196,000)	19,800	19,800

Total Repurchase Agreements (Cost $52,300) ($ Thousands)		52,300

Total Investments — 142.7% (Cost $170,863)($ Thousands) †		$174,137

A list of the open futures contracts held by the Fund at April 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. 10-Year Treasury Note	22	Jun-2014	$—
U.S. 5-Year Treasury Note	11	Jul-2014	3
U.S. Long Treasury Bond	23	Jun-2014	31

			$34

For the period ended April 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $122,030 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only—face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

1	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Schedule of Investments (Unaudited)

GNMA Fund

April 30, 2014

†	At April 30, 2014, the tax basis cost of the Fund’s investments was $170,863, and the unrealized appreciation and depreciation were $3,845 ($ Thousands) and ($571) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$121,837	$—	$121,837
Repurchase Agreements	—	52,300	—	52,300

Total Investments in Securities	$—	$174,137	$—	$174,137

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$34	$—	$—	$34

Total Other Financial Instruments	$34	$—	$—	$34

*	Futures Contracts are valued at the net unrealized appreciation on the instruments.

As of April 30, 2014, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2014, there were no Level 3 securities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2014

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3d)) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher President

Date: June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher President

Date: June 27, 2014

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez Controller & CFO

Date: June 27, 2014